UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2012

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

COMMON STOCKS - 93.4%
Health Care - 88.6%
Biotechnology - 13.6%
BioMarin Pharmaceutical, Inc.*	32,190	$1,102,507
Dendreon Corp.*	882,000	9,397,710
Exact Sciences Corp.*	717,752	8,010,112
Myriad Genetics, Inc.*	531,000	12,563,460

		31,073,789

Health Care Equipment & Supplies - 24.4%
Abaxis, Inc.*	232,500	6,772,725
Alere, Inc.*[1,2]	122,000	3,173,220
Alere, Inc.	77,190	2,007,712
BioMerieux (France)[3]	97,796	7,707,404
DexCom, Inc.*	387,310	4,039,643
HeartWare International, Inc.*	89,510	5,879,912
Insulet Corp.*	416,040	7,963,006
Quidel Corp.*	355,000	6,521,350
Sirona Dental Systems, Inc.*	128,100	6,602,274
Thoratec Corp.*	148,000	4,989,080

		55,656,326

Health Care Providers & Services - 8.8%
Accretive Health, Inc.*	200,000	3,994,000
Apollo Hospitals Enterprise Ltd. (India)[3]	105,978	1,328,859
China Cord Blood Corp. - ADR (Hong Kong)*	894,000	2,538,960
Mednax, Inc.*	56,518	4,203,244
Sonic Healthcare Ltd. (Australia)[3]	614,000	7,963,572

		20,028,635

Health Care Technology - 8.1%
Cerner Corp.*	84,050	6,401,248
Computer Programs & Systems, Inc.	123,000	6,951,960
Greenway Medical Technologies, Inc.*	346,500	5,294,520

		18,647,728

Life Sciences Tools & Services - 14.0%
Luminex Corp.*	284,000	6,631,400
Oxford Nanopore Technologies Ltd. (United Kingdom)*[1,4,5]	40,905	10,917,159
QIAGEN N.V. - ADR (Netherlands)*	273,000	4,250,610
Sequenom, Inc.*	985,000	4,008,950
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	423,880	6,103,872

		31,911,991

Pharmaceuticals - 19.7%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	99,000	3,421,440
Glenmark Pharmaceuticals Ltd. (India)*[3]	534,000	3,241,504

Investment Portfolio - March 31, 2012

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Green Cross Corp. (South Korea)[3]	31,500	$3,522,531
Hikma Pharmaceuticals plc (United Kingdom)[3]	390,000	4,235,589
Lupin Ltd. (India)*[3]	357,200	3,712,142
Optimer Pharmaceuticals, Inc.*	546,000	7,589,400
Ranbaxy Laboratories Ltd. (India)[3]	331,414	3,049,472
Strides Arcolab Ltd. (India)[3]	715,750	8,246,437
Sun Pharmaceutical Industries Ltd. (India)*[3]	317,800	3,555,971
UCB S.A. (Belgium)[3]	105,000	4,532,038

		45,106,524

Total Health Care		202,424,993

Industrials - 4.8%
Professional Services - 4.8%
The Advisory Board Co.*	80,000	7,089,600
Qualicorp S.A. (Brazil)*	445,000	3,822,400

Total Industrials		10,912,000

TOTAL COMMON STOCKS (Identified Cost $185,731,779)		213,336,993

SHORT-TERM INVESTMENTS - 5.5%

Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.12%, (Identified Cost $12,509,362)	12,509,362	12,509,362

TOTAL INVESTMENTS - 98.9% (Identified Cost $198,241,141)		225,846,355
OTHER ASSETS, LESS LIABILITIES - 1.1%		2,422,577

NET ASSETS - 100%		$228,268,932

ADR - American Depository Receipt

*Non-income producing security

1Restricted security - Investment in security that is restricted as to public resale under the Securities Act of 1933, as amended. This security amounts to $14,090,379, or 6.2% of the Series’ net assets as of March 31, 2012.

2This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

3A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

4This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

5 Security has been valued at fair value as determined in good faith by the Advisor.

6 Rate shown is the current yield as of March 31, 2012.

Investment Portfolio - March 31, 2012

(unaudited)

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$198,241,141
Unrealized appreciation	36,849,451
Unrealized depreciation	(9,244,237)

Net unrealized appreciation	$27,605,214

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In the absence of observable market prices, the Fund values its investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist; the Fund’s determination of fair value is then based on the best information available in the circumstances. This may incorporate the Advisor’s own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for non-performance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies.

Such investments are valued taking into consideration any changes in key unobservable inputs and changes in economic and other relevant conditions and are updated accordingly. The valuation of these investments is reviewed quarterly by a valuation committee which includes senior management of the Advisor, which reports to the Fund’s Board of Directors. The valuations are further tested by comparison to actual sales prices obtained on disposition of the investments.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Health Care	$202,424,993	$140,412,315	$51,095,519	$10,917,159	**
Industrials	10,912,000	10,912,000	—	—
Mutual funds	12,509,362	12,509,362	—	—

Total assets	$225,846,355	$163,833,677	$51,095,519	$10,917,159

Investment Portfolio - March 31, 2012

(unaudited)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2011 (market value)	$5,805,547
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)***	5,111,612
Purchases	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of March 31, 2012 (market value)	$10,917,159

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**Amount represents the Series’ investment in Oxford Nanopore Technologies Ltd. (“Oxford”). Oxford was initially valued at transaction price, which is considered the best initial estimate of fair value. On March 19, 2012, the Fund adjusted its valuation of the fair value holding to 166.89 GBP per share (from 91.39 GBP per share) as a result of a subsequent round of financing of the investee company. Subsequently, the Series uses, or will use, other methodologies and significant inputs to determine fair value. Such methodologies and significant inputs include: subsequent rounds of financing for Oxford; recent transactions in similar instruments; discounted cash flow techniques; third-party appraisals; industry multiples and public comparables; and Oxford’s current financial performance compared to projected performance.

***The change in unrealized appreciation (depreciation) on securities still held at March 31, 2012 was $5,111,612.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of March 31, 2012.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 3/31/12	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Equity Securities	$10,917,159	Acquisition cost adjusted for premiums or discounts	Premium/ Discount	0%-0%

The significant unobservable inputs used in the fair value measurement of the Fund’s equity securities are premiums and discounts to the acquisition cost. Significant increases in the premium (or discount) in isolation would result in a significantly higher (lower) fair value measurement.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS - 95.5%
Consumer Discretionary - 27.1%
Automobiles - 0.9%
Tesla Motors, Inc.*	52,100	$1,940,204

Distributors - 1.4%
Inchcape plc (United Kingdom)[1]	489,761	2,946,478

Diversified Consumer Services - 2.7%
Capella Education Co.*	76,260	2,741,547
Grand Canyon Education, Inc.*	170,790	3,033,230

		5,774,777

Hotels, Restaurants & Leisure - 1.2%
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)	238,080	2,428,416

Internet & Catalog Retail - 2.2%
Blue Nile, Inc.*	24,890	820,872
Ocado Group plc (United Kingdom)*[1]	2,044,230	3,734,999

		4,555,871

Media - 6.4%
AMC Networks, Inc. - Class A*	127,420	5,686,755
Imax Corp. (Canada)*	170,490	4,166,776
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	1,046,670	3,562,179

		13,415,710

Specialty Retail - 12.3%
Aeropostale, Inc.*	136,390	2,948,752
American Eagle Outfitters, Inc.	171,860	2,954,273
Chico’s FAS, Inc.	247,100	3,731,210
Dick’s Sporting Goods, Inc.	45,690	2,196,775
The Finish Line, Inc. - Class A	60,150	1,276,383
Group 1 Automotive, Inc.	35,890	2,015,941
Penske Automotive Group, Inc.	86,820	2,138,377
Select Comfort Corp.*	90,882	2,943,668
Sonic Automotive, Inc. - Class A	144,670	2,591,040
Teavana Holdings, Inc.*	163,740	3,228,953

		26,025,372

Total Consumer Discretionary		57,086,828

Consumer Staples - 5.4%
Beverages - 2.5%
The Boston Beer Co., Inc. - Class A*	24,590	2,625,966
C&C Group plc (Ireland)*[1]	497,040	2,559,341

		5,185,307

Food & Staples Retailing - 1.4%
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	308,720	1,530,174

Investment Portfolio - March 31, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
SUPERVALU, Inc.	251,100	$1,433,781

		2,963,955

Food Products - 1.5%
Flowers Foods, Inc.	107,145	2,182,544
Tootsie Roll Industries, Inc.	45,582	1,044,275

		3,226,819

Total Consumer Staples		11,376,081

Energy - 8.2%
Energy Equipment & Services - 6.7%
Calfrac Well Services Ltd. (Canada)	60,840	1,701,776
CARBO Ceramics, Inc.	11,020	1,162,059
Global Geophysical Services, Inc.*	153,680	1,630,545
Heckmann Corp.*	390,520	1,683,141
ION Geophysical Corp.*	249,310	1,608,049
Key Energy Services, Inc.*	133,470	2,062,112
Petroleum Geo-Services ASA (Norway)*[1]	102,650	1,503,196
Trican Well Service Ltd. (Canada)	191,910	2,818,669

		14,169,547

Oil, Gas & Consumable Fuels - 1.5%
Paladin Energy Ltd. (Australia)*[2]	1,589,030	3,042,806

Total Energy		17,212,353

Financials - 9.2%
Commercial Banks - 1.1%
First Commonwealth Financial Corp.	379,060	2,319,847

Diversified Financial Services - 0.9%
JSE Ltd. (South Africa)[1]	181,330	1,880,230

Insurance - 1.4%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	264,070	2,833,894

Real Estate Investment Trusts (REITS) - 5.5%
American Campus Communities, Inc.	32,600	1,457,872
BioMed Realty Trust, Inc.	57,890	1,098,752
Corporate Office Properties Trust	55,880	1,296,975
DuPont Fabros Technology, Inc.	65,620	1,604,409
Education Realty Trust, Inc.	140,020	1,517,817
Home Properties, Inc.	23,200	1,415,432
Mid-America Apartment Communities, Inc.	11,280	756,098
Pebblebrook Hotel Trust	111,580	2,519,476

		11,666,831

Investment Portfolio - March 31, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development - 0.3%
General Shopping Brasil S.A. (Brazil)*	100,570	$649,550

Total Financials		19,350,352

Health Care - 13.5%
Biotechnology - 2.6%
Dendreon Corp.*	212,790	2,267,277
Myriad Genetics, Inc.*	136,570	3,231,246

		5,498,523

Health Care Equipment & Supplies - 5.7%
Abaxis, Inc.*	72,450	2,110,468
Alere, Inc.*	59,276	1,541,769
DexCom, Inc.*	79,760	831,897
HeartWare International, Inc.*	27,300	1,793,337
Insulet Corp.*	146,910	2,811,857
Quidel Corp.*	66,830	1,227,667
Thoratec Corp.*	48,790	1,644,711

		11,961,706

Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	75,820	1,258,612

Life Sciences Tools & Services - 2.3%
Sequenom, Inc.*	293,860	1,196,010
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	252,160	3,631,104

		4,827,114

Pharmaceuticals - 2.3%
Green Cross Corp. (South Korea)[1]	27,210	3,042,796
Hikma Pharmaceuticals plc (United Kingdom)[1]	177,590	1,928,714

		4,971,510

Total Health Care		28,517,465

Industrials - 17.9%
Airlines - 5.2%
Copa Holdings S.A. - ADR - Class A (Panama)	49,220	3,898,224
Spirit Airlines, Inc.*	141,000	2,829,870
US Airways Group, Inc.*	574,390	4,359,620

		11,087,714

Commercial Services & Supplies - 0.4%
Interface, Inc. - Class A	61,360	855,972

Construction & Engineering - 0.6%
MYR Group, Inc.*	66,440	1,186,618

Investment Portfolio - March 31, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery - 7.1%
Astec Industries, Inc.*	13,370	$487,738
Graham Corp.	81,910	1,793,010
Titan International, Inc.	107,480	2,541,902
Wabash National Corp.*	447,610	4,632,764
Westport Innovations, Inc. - ADR (Canada)*	133,870	5,477,960

		14,933,374

Marine - 1.3%
Baltic Trading Ltd.	138,290	573,903
D/S Norden (Denmark)[1]	44,790	1,337,580
Sinotrans Shipping Ltd. (Hong Kong)[1]	3,457,000	827,217

		2,738,700

Professional Services - 1.2%
The Advisory Board Co.*	27,990	2,480,474

Road & Rail - 2.1%
RailAmerica, Inc.*	210,280	4,512,609

Total Industrials		37,795,461

Information Technology - 11.0%
Communications Equipment - 2.4%
Infinera Corp.*	630,290	5,117,955

Computers & Peripherals - 0.5%
Immersion Corp.*	173,210	945,727

Internet Software & Services - 4.6%
The Active Network, Inc.*	193,570	3,257,783
comScore, Inc.*	90,970	1,945,848
LogMeIn, Inc.*	60,350	2,126,131
Velti plc - ADR (Ireland)*	165,650	2,244,558

		9,574,320

IT Services - 1.6%
Euronet Worldwide, Inc.*	165,490	3,457,086

Semiconductors & Semiconductor Equipment - 1.0%
Aixtron SE NA (Germany)[1]	65,660	1,134,930
Veeco Instruments, Inc.*	37,130	1,061,918

		2,196,848

Software - 0.9%
RealPage, Inc.*	101,660	1,948,822

Total Information Technology		23,240,758

Investment Portfolio - March 31, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials - 3.2%
Chemicals - 2.4%
Calgon Carbon Corp.*	244,600	$3,818,206
Flotek Industries, Inc.*	106,690	1,282,414

		5,100,620

Construction Materials - 0.8%
Eagle Materials, Inc.	47,760	1,659,660

Total Materials		6,760,280

TOTAL COMMON STOCKS (Identified Cost $178,796,612)		201,339,578

SHORT-TERM INVESTMENTS - 3.7%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.12% (Identified Cost $7,793,324)	7,793,324	7,793,324

TOTAL INVESTMENTS - 99.2% (Identified Cost $186,589,936)		209,132,902
OTHER ASSETS, LESS LIABILITIES - 0.8%		1,617,786

NET ASSETS - 100%		$210,750,688

ADR - American Depository Receipt
*Non-income producing security
1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.
[2] Traded on Canadian exchange.
[3]Rate shown is the current yield as of March 31, 2012.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$186,992,500
Unrealized appreciation	$33,573,376
Unrealized depreciation	(11,432,974)

Net unrealized appreciation	$22,140,402

Investment Portfolio - March 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$57,086,828	$46,843,172	$10,243,656	$—
Consumer Staples	11,376,081	7,286,566	4,089,515	—
Energy	17,212,353	15,709,157	1,503,196	—
Financials	19,350,352	17,470,122	1,880,230	—
Health Care	28,517,465	23,545,955	4,971,510	—
Industrials	37,795,461	35,630,664	2,164,797	—
Information Technology	23,240,758	22,105,828	1,134,930	—
Materials	6,760,280	6,760,280	—	—
Mutual funds	7,793,324	7,793,324	—	—

Total assets	$209,132,902	$183,145,068	$25,987,834	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS - 95.3%
Consumer Discretionary - 9.1%
Automobiles - 1.4%
Tesla Motors, Inc.*	61,000	$2,271,640

Internet & Catalog Retail - 4.3%
Amazon.com, Inc.*	36,000	7,290,360

Media - 3.4%
Liberty Global, Inc. - Class A*	115,600	5,789,248

Total Consumer Discretionary		15,351,248

Health Care - 3.3%
Health Care Technology - 3.3%
Cerner Corp.*	73,760	5,617,562

Industrials - 0.9%
Electrical Equipment - 0.9%
Polypore International, Inc.*	43,600	1,532,976

Information Technology - 78.4%
Communications Equipment - 20.3%
Alcatel-Lucent - ADR (France)*	1,259,600	2,859,292
Cisco Systems, Inc.	290,000	6,133,500
Infinera Corp.*	879,130	7,138,536
Juniper Networks, Inc.*	281,000	6,429,280
Qualcomm, Inc.	78,000	5,305,560
Riverbed Technology, Inc.*	234,000	6,570,720

		34,436,888

Computers & Peripherals - 13.2%
Apple, Inc.	15,700	9,411,679
EMC Corp.*	318,100	9,504,828
Immersion Corp.*	630,250	3,441,165

		22,357,672

Electronic Equipment, Instruments & Components - 7.6%
Amphenol Corp. - Class A	56,230	3,360,867
Corning, Inc.	288,000	4,055,040
Maxwell Technologies, Inc.*	85,300	1,563,549
Nippon Electric Glass Co. Ltd. (Japan)[1]	438,000	3,854,606

		12,834,062

Internet Software & Services - 21.0%
The Active Network, Inc.*	396,000	6,664,680
comScore, Inc.*	296,760	6,347,696
Google, Inc. - Class A*	12,640	8,105,274
Tencent Holdings Ltd. (China)[1]	210,000	5,862,040
Velti plc - ADR (Ireland)*	635,200	8,606,960

		35,586,650

Investment Portfolio - March 31, 2012

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 8.4%
Amadeus IT Holding S.A. - Class A (Spain)[1]	196,542	$3,712,697
Amdocs Ltd. - ADR (Guernsey)	160,000	5,052,800
Cap Gemini S.A. (France)[1]	120,000	5,371,435

		14,136,932

Semiconductors & Semiconductor Equipment - 2.0%
Aixtron SE NA (Germany)[1]	103,000	1,780,350
Veeco Instruments, Inc.*	58,500	1,673,100

		3,453,450

Software - 5.9%
Autodesk, Inc.*	128,000	5,416,960
RealPage, Inc.*	234,881	4,502,669

		9,919,629

Total Information Technology		132,725,283

Materials - 3.6%
Chemicals - 3.6%
Monsanto Co.	76,550	6,105,628

TOTAL COMMON STOCKS (Identified Cost $134,733,186)		161,332,697

SHORT-TERM INVESTMENTS - 3.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.12% (Identified Cost $5,932,825)	5,932,825	5,932,825

TOTAL INVESTMENTS - 98.8% (Identified Cost $140,666,011)		167,265,522
OTHER ASSETS, LESS LIABILITIES - 1.2%		1,990,663

NET ASSETS - 100%		$169,256,185

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2012.

Investment Portfolio - March 31, 2012

(unaudited)

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$140,666,011
Unrealized appreciation	$30,784,659
Unrealized depreciation	(4,185,148)

Net unrealized appreciation	$26,599,511

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$15,351,248	$15,351,248	$—	$—
Health Care	5,617,562	5,617,562	—	—
Industrials	1,532,976	1,532,976	—	—
Information Technology	132,725,283	112,144,155	20,581,128	—
Materials	6,105,628	6,105,628	—	—
Mutual funds	5,932,825	5,932,825	—	—

Total assets	$167,265,522	$146,684,394	$20,581,128	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

FINANCIAL SERVICES SERIES	SHARES	VALUE

COMMON STOCKS - 98.8%
Financials - 75.6%
Capital Markets - 7.2%
The Charles Schwab Corp.	355,000	$5,101,350
Deutsche Bank AG (Germany)[1]	36,000	1,792,417
Evercore Partners, Inc. - Class A	56,000	1,627,920
Greenhill & Co., Inc.	38,000	1,658,320
Lazard Ltd. - Class A - ADR (Bermuda)	53,000	1,513,680

		11,693,687

Commercial Banks - 28.8%
Banco Bilbao Vizcaya Argentaria S.A. - ADR (Spain)	241,000	1,925,590
Banco Santander S.A. - ADR (Spain)	557,000	4,272,190
Barclays plc (United Kingdom)[1]	826,000	3,112,723
BNP Paribas S.A. (France)[1]	64,000	3,044,508
CIT Group, Inc.*	116,500	4,804,460
First Commonwealth Financial Corp.	921,400	5,638,968
HSBC Holdings plc - ADR (United Kingdom)	139,000	6,170,210
ICICI Bank Ltd. - ADR (India)	131,000	4,567,970
Standard Chartered plc (United Kingdom)[1]	116,000	2,896,690
U.S. Bancorp	156,000	4,942,080
Wells Fargo & Co.	163,740	5,590,084

		46,965,473

Consumer Finance - 6.8%
American Express Co.	90,000	5,207,400
Discover Financial Services	173,980	5,800,493

		11,007,893

Diversified Financial Services - 18.2%
CME Group, Inc.	21,700	6,278,461
Deutsche Boerse AG (Germany)[1]	44,000	2,962,681
JPMorgan Chase & Co.	161,000	7,402,780
JSE Ltd. (South Africa)[1]	612,000	6,345,892
Moody’s Corp.	159,000	6,693,900

		29,683,714

Insurance - 14.6%
Admiral Group plc (United Kingdom)[1]	271,000	5,145,185
The Allstate Corp.	160,600	5,286,952
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	244,000	2,618,511
Mapfre S.A. (Spain)[1]	1,761,000	5,672,924
Zurich Financial Services AG (Switzerland)[1]	18,700	5,026,127

		23,749,699

Total Financials		123,100,466

Investment Portfolio - March 31, 2012

(unaudited)

FINANCIAL SERVICES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 4.6%
Commercial Services & Supplies - 4.6%
Edenred (France)[1]	250,000	$7,524,709

Information Technology - 18.6%
IT Services - 18.6%
Cielo S.A. (Brazil)	105,000	3,543,811
Euronet Worldwide, Inc.*	192,282	4,016,771
MasterCard, Inc. - Class A	20,000	8,410,800
Visa, Inc. - Class A	69,000	8,142,000
The Western Union Co.	350,000	6,160,000

Total Information Technology		30,273,382

TOTAL COMMON STOCKS (Identified Cost $146,773,708)		160,898,557

SHORT-TERM INVESTMENTS - 1.1%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.12% (Identified Cost $1,776,084)	1,776,084	1,776,084

TOTAL INVESTMENTS - 99.9% (Identified Cost $148,549,792)		162,674,641
OTHER ASSETS, LESS LIABILITIES - 0.1%		179,654

NET ASSETS - 100%		$162,854,295

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2012.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$148,549,792
Unrealized appreciation	20,987,545
Unrealized depreciation	(6,862,696)

Net unrealized appreciation	$14,124,849

Investment Portfolio - March 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Financials	$123,100,466	$87,101,319	$35,999,147	$—
Industrials	7,524,709	—	7,524,709	—
Information Technology	30,273,382	30,273,382	—	—
Mutual funds	1,776,084	1,776,084	—	—

Total assets	$162,674,641	$119,150,785	$43,523,856	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 98.9%
Consumer Discretionary - 14.0%
Hotels, Restaurants & Leisure - 7.3%
Accor S.A. (France)[1]	217,000	$7,744,768
Hyatt Hotels Corp. - Class A*	45,000	1,922,400
Intercontinental Hotels Group plc (United Kingdom)[1]	167,234	3,885,429

		13,552,597

Household Durables - 6.7%
DR Horton, Inc.	205,830	3,122,441
Lennar Corp. - Class A	135,926	3,694,469
NVR, Inc.*	3,725	2,705,579
Toll Brothers, Inc.*	128,062	3,072,207

		12,594,696

Total Consumer Discretionary		26,147,293

Financials - 83.8%
Real Estate Management & Development - 1.5%
Forest City Enterprises, Inc. - Class A*	92,000	1,440,720
General Shopping Brasil S.A. (Brazil)*	43,400	280,307
Thomas Properties Group, Inc.	252,640	1,159,618

		2,880,645

REITS - Apartments - 15.2%
American Campus Communities, Inc.	76,090	3,402,745
Apartment Investment & Management Co. - Class A	98,000	2,588,180
Associated Estates Realty Corp.	70,818	1,157,166
AvalonBay Communities, Inc.	13,100	1,851,685
Camden Property Trust	52,570	3,456,477
Education Realty Trust, Inc.	81,020	878,257
Equity Residential	29,000	1,815,980
Home Properties, Inc.	41,440	2,528,254
Mid-America Apartment Communities, Inc.	51,400	3,445,342
UDR, Inc.	271,520	7,252,299

		28,376,385

REITS - Diversified - 12.4%
American Assets Trust, Inc.	106,500	2,428,200
Coresite Realty Corp.	143,000	3,373,370
Digital Realty Trust, Inc.	103,112	7,627,195
DuPont Fabros Technology, Inc.	210,102	5,136,994
Land Securities Group plc (United Kingdom)[1]	160,000	1,849,380
Potlatch Corp.	27,100	849,314
Unibail-Rodamco SE (France)[1]	4,725	945,268
Weyerhaeuser Co.	43,100	944,752

		23,154,473

Investment Portfolio - March 31, 2012

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Health Care - 7.5%
HCP, Inc.	129,990	$5,129,405
Health Care REIT, Inc.	99,360	5,460,826
Healthcare Realty Trust, Inc.	81,260	1,787,720
LTC Properties, Inc.	54,900	1,756,800

		14,134,751

REITS - Hotels - 6.9%
Host Hotels & Resorts, Inc.	405,000	6,650,100
Pebblebrook Hotel Trust	281,234	6,350,264

		13,000,364

REITS - Industrial - 1.1%
ProLogis, Inc.	58,400	2,103,568

REITS - Manufactured Homes - 1.5%
Equity Lifestyle Properties, Inc.	39,030	2,721,952

REITS - Office Property - 15.0%
Alexandria Real Estate Equities, Inc.	75,920	5,552,030
BioMed Realty Trust, Inc.	432,537	8,209,552
Boston Properties, Inc.	67,300	7,065,827
Corporate Office Properties Trust	193,214	4,484,497
Mack-Cali Realty Corp.	93,300	2,688,906

		28,000,812

REITS - Regional Malls - 10.4%
CBL & Associates Properties, Inc.	117,100	2,215,532
General Growth Properties, Inc.	226,800	3,853,332
The Macerich Co.	32,910	1,900,553
Simon Property Group, Inc.	65,400	9,527,472
Taubman Centers, Inc.	26,740	1,950,683

		19,447,572

REITS - Shopping Centers - 3.7%
Cedar Realty Trust, Inc.	126,498	647,670
Equity One, Inc.	141,000	2,851,020
Kimco Realty Corp.	96,000	1,848,960
Tanger Factory Outlet Centers	50,540	1,502,554

		6,850,204

REITS - Single Tenant - 2.7%
National Retail Properties, Inc.	86,810	2,360,364
Realty Income Corp.	70,940	2,747,506

		5,107,870

REITS - Storage - 5.9%
CubeSmart	254,280	3,025,932

Investment Portfolio - March 31, 2012

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Storage (continued)
Public Storage	20,000	$2,763,400
Sovran Self Storage, Inc.	105,340	5,249,092

		11,038,424

Total Financials		156,817,020

Industrials - 1.1%
Transportation Infrastructure - 1.1%
Groupe Eurotunnel S.A. (France)[1]	248,100	2,156,002

Utilities - 0.0%
Electric Utilities - 0.0%
AET&D Holdings No. 1 Ltd. (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $144,355,502)		185,120,315

SHORT-TERM INVESTMENTS - 1.6%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.12% (Identified Cost $2,985,553)	2,985,553	2,985,553

TOTAL INVESTMENTS - 100.5% (Identified Cost $147,341,055)		188,105,868
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(903,814)

NET ASSETS - 100%		$187,202,054

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of March 31, 2012.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$147,411,514
Unrealized appreciation	$41,995,171
Unrealized depreciation	(1,300,817)

Net unrealized appreciation	$40,694,354

Investment Portfolio - March 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$26,147,293	$14,517,096	$11,630,197	$—
Financials	156,817,020	154,022,372	2,794,648	—
Industrials	2,156,002	—	2,156,002	—
Utilities	—	—	—	—	**
Mutual funds	2,985,553	2,985,553	—	—

Total assets	$188,105,868	$171,525,021	$16,580,847	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**AET&D Holdings No.1 Ltd. is a Level 3 security as of March 31, 2012. However, there is no cost or fair value for this security reported in the Investment Portfolio.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 89.9%
Consumer Discretionary - 11.0%
Auto Components - 1.0%
Hankook Tire Co. Ltd. (South Korea)[1]	178,870	$6,637,911

Automobiles - 1.7%
Hero Motocorp Ltd. (India)[1]	42,450	1,714,792
Maruti Suzuki India Ltd. (India)[1]	44,940	1,191,242
Yamaha Motor Co. Ltd. (Japan)[1]	566,900	7,670,772

		10,576,806

Hotels, Restaurants & Leisure - 1.4%
Indian Hotels Co. Ltd. (India)[1]	5,669,000	7,094,891
TUI Travel plc (United Kingdom)[1]	635,000	1,993,279

		9,088,170

Household Durables - 1.4%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	1,222,210
LG Electronics, Inc. (South Korea)[1]	74,000	5,424,492
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,211,509

		8,858,211

Media - 4.0%
Mediaset Espana Comunicacion S.A. (Spain)[1]	2,208,600	12,674,964
Reed Elsevier plc - ADR (United Kingdom)	60,311	2,133,803
Societe Television Francaise 1 (France)[1]	108,530	1,328,563
Wolters Kluwer N.V. (Netherlands)[1]	322,347	6,106,816
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	945,000	3,216,161

		25,460,307

Multiline Retail - 0.8%
PPR (France)[1]	31,130	5,355,787

Specialty Retail - 0.7%
Inditex S.A. (Spain)[1]	23,000	2,201,086
Komeri Co. Ltd. (Japan)[1]	67,000	1,915,130

		4,116,216

Total Consumer Discretionary		70,093,408

Consumer Staples - 15.7%
Beverages - 2.7%
Carlsberg A/S - Class B (Denmark)[1]	80,000	6,636,648
Diageo plc (United Kingdom)[1]	322,810	7,771,856
Kirin Holdings Co. Ltd. (Japan)[1]	215,000	2,799,548

		17,208,052

Food & Staples Retailing - 2.6%
Carrefour S.A. (France)[1]	165,082	3,956,667
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,368,635

Investment Portfolio - March 31, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	165,082	$818,231
President Chain Store Corp. (Taiwan)[1]	352,320	1,965,409
Tesco plc (United Kingdom)[1]	1,217,410	6,425,467

		16,534,409

Food Products - 7.4%
Barry Callebaut AG (Switzerland)[1]	4,400	4,408,246
BRF - Brasil Foods S.A. (Brazil)	315,000	6,220,795
Danone (France)[1]	107,012	7,464,730
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	6,077,588
Nestle S.A. (Switzerland)[1]	105,220	6,620,082
Suedzucker AG (Germany)[1]	90,690	2,887,447
Unilever plc - ADR (United Kingdom)	420,230	13,888,602

		47,567,490

Household Products - 1.8%
Hindustan Unilever Ltd. (India)[1]	250,540	2,017,380
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	9,293,996

		11,311,376

Personal Products - 0.2%
Kao Corp. (Japan)[1]	47,000	1,239,399

Tobacco - 1.0%
ITC Ltd. (India)[1]	1,440,000	6,411,358

Total Consumer Staples		100,272,084

Energy - 3.7%
Energy Equipment & Services - 0.2%
Poseidon Concepts Corp. (Canada)	101,700	1,429,479

Oil, Gas & Consumable Fuels - 3.5%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	6,134,400
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	3,114,250
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	6,199,901
Statoil ASA (Norway)[1]	237,000	6,432,682

		21,881,233

Total Energy		23,310,712

Financials - 7.7%
Capital Markets - 0.2%
OSK Holdings Berhad (Malaysia)[1]	2,089,500	1,161,565

Commercial Banks - 2.8%
BNP Paribas S.A. (France)[1]	115,830	5,510,084
Credit Agricole S.A. (France)[1]	583,090	3,630,663
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	5,869,403

Investment Portfolio - March 31, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
Societe Generale S.A. (France)[1]	96,410	$2,828,958

		17,839,108

Diversified Financial Services - 0.1%
ING Groep N.V. (Netherlands)*[1]	65,395	544,616

Insurance - 3.2%
Allianz SE (Germany)[1]	40,870	4,877,923
AXA S.A. (France)[1]	56,372	935,493
Mapfre S.A. (Spain)[1]	1,877,000	6,046,609
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	6,124,063
Zurich Financial Services AG (Switzerland)[1]	10,500	2,822,157

		20,806,245

Real Estate Investment Trusts (REITS) - 1.0%
Alstria Office REIT AG (Germany)[1]	595,480	6,697,790

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG (Germany)*[1]	115,790	2,339,501

Total Financials		49,388,825

Health Care - 11.2%
Health Care Equipment & Supplies - 0.7%
Straumann Holding AG (Switzerland)[1]	25,776	4,385,347

Health Care Providers & Services - 2.1%
Amil Participacoes S.A. (Brazil)	350,000	3,629,516
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	25,000	1,766,250
Odontoprev S.A. (Brazil)	492,000	8,274,343

		13,670,109

Pharmaceuticals - 8.4%
AstraZeneca plc (United Kingdom)[1]	27,960	1,242,763
AstraZeneca plc - ADR (United Kingdom)	229,150	10,194,884
Bayer AG (Germany)[1]	100,000	7,032,927
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,867,081
Lupin Ltd. (India)*[1]	575,508	5,980,873
Novartis AG - ADR (Switzerland)	49,000	2,715,090
Novo Nordisk A/S - Class B (Denmark)[1]	45,000	6,248,684
Sanofi (France)[1]	26,423	2,050,211
Shire plc (Ireland)[1]	195,160	6,244,365
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	34,900	1,537,817
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	6,308,400

		53,423,095

Total Health Care		71,478,551

Investment Portfolio - March 31, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 16.0%
Airlines - 0.5%
Deutsche Lufthansa AG (Germany)[1]	206,580	$2,888,737

Commercial Services & Supplies - 1.1%
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,614,115
Tomra Systems ASA (Norway)[1]	689,080	5,630,558

		7,244,673

Construction & Engineering - 0.8%
Larsen & Toubro Ltd. (India)[1]	206,270	5,300,594

Electrical Equipment - 3.9%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	278,000	5,673,980
Alstom S.A. (France)[1]	295,560	11,536,174
Bharat Heavy Electricals Ltd. (India)[1]	150,400	759,810
Schneider Electric S.A. (France)[1]	66,000	4,317,798
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	2,816,937

		25,104,699

Industrial Conglomerates - 2.4%
Siemens AG (Germany)[1]	150,600	15,187,194

Machinery - 2.7%
FANUC Corp. (Japan)[1]	71,000	12,717,177
Jain Irrigation Systems Ltd. (India)[1]	2,125,900	4,101,376
Jain Irrigation Systems Ltd. - DVR (India)*[1]	44,872	42,234

		16,860,787

Professional Services - 0.7%
Qualicorp S.A. (Brazil)*	529,000	4,543,932

Road & Rail - 1.1%
All America Latina Logistica S.A. (Brazil)	1,343,000	6,702,309

Trading Companies & Distributors - 1.0%
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	519,400	6,601,156

Transportation Infrastructure - 1.8%
Malaysia Airports Holdings Berhad (Malaysia)[1]	6,083,700	11,629,350

Total Industrials		102,063,431

Information Technology - 10.4%
Communications Equipment - 1.5%
Alcatel-Lucent - ADR (France)*	4,100,000	9,307,000

Electronic Equipment, Instruments & Components - 3.0%
Hitachi Ltd. (Japan)[1]	2,158,000	13,962,112
Keyence Corp. (Japan)[1]	17,210	4,074,388
Yageo Corp. (Taiwan)[1]	2,931,000	884,063

		18,920,563

Investment Portfolio - March 31, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services - 0.9%
NHN Corp. (South Korea)[1]	23,950	$5,496,987

IT Services - 1.4%
Cap Gemini S.A. (France)[1]	202,320	9,056,239

Semiconductors & Semiconductor Equipment - 1.6%
Samsung Electronics Co. Ltd. (South Korea)[1]	9,260	10,445,787

Software - 2.0%
Aveva Group plc (United Kingdom)[1]	203,000	5,387,816
SAP AG (Germany)[1]	109,970	7,680,969

		13,068,785

Total Information Technology		66,295,361

Materials - 4.8%
Chemicals - 4.5%
Arkema S.A. (France)[1]	1,229	114,616
BASF SE (Germany)[1]	212,000	18,537,269
Linde AG (Germany)[1]	56,000	10,045,623

		28,697,508

Construction Materials - 0.3%
Taiwan Cement Corp. (Taiwan)[1]	1,899,827	2,235,469

Total Materials		30,932,977

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 4.5%
France Telecom S.A. (France)[1]	155,920	2,312,441
France Telecom S.A. - ADR (France)	38,800	576,180
Swisscom AG - ADR (Switzerland)[3]	106,400	4,285,792
Telefonica S.A. - ADR (Spain)	707,000	11,601,870
Telenor ASA - ADR (Norway)[3]	184,380	10,225,715

		29,001,998

Wireless Telecommunication Services - 2.9%
DiGi.com Berhad (Malaysia)[1]	8,691,800	11,522,839
SK Telecom Co. Ltd. - ADR (South Korea)	489,190	6,804,633

		18,327,472

Total Telecommunication Services		47,329,470

Utilities - 2.0%
Electric Utilities - 0.6%
E.ON AG (Germany)[1]	164,441	3,939,539

Multi-Utilities - 0.7%
GDF Suez (France)[1]	51,850	1,340,251

Investment Portfolio - March 31, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Utilities (continued)
Multi-Utilities (continued)
National Grid plc (United Kingdom)[1]	286,530	$2,887,874

		4,228,125

Water Utilities - 0.7%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	4,285,168

Total Utilities		12,452,832

TOTAL COMMON STOCKS (Identified Cost $561,545,685)		573,617,651

SHORT-TERM INVESTMENTS - 11.4%
Dreyfus Cash Management, Inc. - Institutional Shares[4], 0.12%, (Identified Cost $72,669,848)	72,669,848	72,669,848

TOTAL INVESTMENTS - 101.3% (Identified Cost $634,215,533)		646,287,499
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(8,353,496)

NET ASSETS - 100%		$637,934,003

ADR - American Depository Receipt

DVR - Differential Voting Rights

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4Rate shown is the current yield as of March 31, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany 14.1%; France 11.8%; United Kingdom 10.2%.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$634,215,533
Unrealized appreciation	73,600,815
Unrealized depreciation	(61,528,849)

Net unrealized appreciation	$12,071,966

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other

Investment Portfolio - March 31, 2012

(unaudited)

significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$70,093,408	$3,356,013	$66,737,395	$—
Consumer Staples	100,272,084	26,186,985	74,085,099	—
Energy	23,310,712	13,763,780	9,546,932	—
Financials	49,388,825	—	49,388,825	—
Health Care	71,478,551	32,888,483	38,590,068	—
Industrials	102,063,431	23,521,377	78,542,054	—
Information Technology	66,295,361	9,307,000	56,988,361	—
Materials	30,932,977	—	30,932,977	—
Telecommunication Services	47,329,470	18,982,683	28,346,787	—
Utilities	12,452,832	4,285,168	8,167,664	—
Mutual funds	72,669,848	72,669,848	—	—

Total assets	$646,287,499	$204,961,337	$441,326,162	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

* Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

Investment Portfolio - March 31, 2012

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 94.7%
Consumer Discretionary - 11.4%
Automobiles - 2.3%
Suzuki Motor Corp. (Japan)[1]	3,120,100	$75,178,798
Toyota Motor Corp. (Japan)[1]	1,959,400	85,257,621

		160,436,419

Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes S.A. (Brazil)	4,725,250	55,886,575

Hotels, Restaurants & Leisure - 1.9%
Accor S.A. (France)[1]	3,563,690	127,188,728

Internet & Catalog Retail - 0.3%
Ocado Group plc (United Kingdom)*[1]	11,196,880	20,457,747

Media - 3.5%
Imax Corp. (Canada)*	7,038	172,009
Societe Television Francaise 1 (France)[1,2]	10,709,300	131,097,221
Virgin Media, Inc. - ADR (United Kingdom)	4,392,860	109,733,643

		241,002,873

Multiline Retail - 1.5%
Marks & Spencer Group plc (United Kingdom)[1]	16,410,900	99,455,451

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)[1]	1,003,550	78,418,530

Total Consumer Discretionary		782,846,323

Consumer Staples - 20.3%
Beverages - 3.1%
Anheuser-Busch InBev N.V. (Belgium)[1]	1,595,830	116,222,997
Heineken N.V. (Netherlands)[1]	1,811,710	100,698,881

		216,921,878

Food & Staples Retailing - 6.6%
Carrefour S.A. (France)[1]	5,065,820	121,417,001
Distribuidora Internacional de Alimentacion S.A. (Spain)*[1]	4,013,930	19,895,086
Koninklijke Ahold N.V. (Netherlands)[1]	9,126,870	126,463,052
Tesco plc (United Kingdom)[1]	35,520,950	187,478,896

		455,254,035

Food Products - 6.9%
Danone (France)[1]	2,587,670	180,505,535
Nestle S.A. (Switzerland)[1]	2,873,420	180,785,741
Unilever plc - ADR (United Kingdom)	3,359,970	111,047,009

		472,338,285

Household Products - 1.6%
Reckitt Benckiser Group plc (United Kingdom)[1]	1,896,450	107,296,513

Investment Portfolio - March 31, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 2.1%
Beiersdorf AG (Germany)[1]	1,130,180	$73,734,317
Natura Cosmeticos S.A. (Brazil)	3,293,700	71,180,512

		144,914,829

Total Consumer Staples		1,396,725,540

Energy - 11.9%
Energy Equipment & Services - 6.4%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	4,377,680	130,107,272
Petroleum Geo-Services ASA (Norway)*[1]	3,539,730	51,835,436
Schlumberger Ltd. (United States)	2,539,640	177,597,025
Trican Well Service Ltd. (Canada)	5,492,310	80,668,045

		440,207,778

Oil, Gas & Consumable Fuels - 5.5%
Cameco Corp. (Canada)	6,078,870	130,634,916
Petroleo Brasileiro S.A. - ADR (Brazil)	2,734,500	69,893,820
Talisman Energy, Inc. (Canada)	13,761,220	173,006,866

		373,535,602

Total Energy		813,743,380

Financials - 7.4%
Commercial Banks - 3.5%
Banco Santander S.A. (Spain)[1]	16,698,720	128,414,714
HSBC Holdings plc (United Kingdom)[1]	12,696,610	112,773,179

		241,187,893

Diversified Financial Services - 2.4%
Deutsche Boerse AG (Germany)[1]	2,404,560	161,907,819

Insurance - 1.0%
Mapfre S.A. (Spain)[1]	20,897,570	67,319,892

Real Estate Investment Trusts (REITS) - 0.5%
Land Securities Group plc (United Kingdom)[1]	3,223,771	37,262,365

Total Financials		507,677,969

Health Care - 9.9%
Health Care Equipment & Supplies - 1.9%
Mindray Medical International Ltd. - ADR (China)[2]	2,811,990	92,711,310
Straumann Holding AG (Switzerland)[1]	210,450	35,804,480

		128,515,790

Health Care Providers & Services - 2.7%
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)[1]	156,200	270,673
Sonic Healthcare Ltd. (Australia)[1]	14,456,580	187,501,650

		187,772,323

Investment Portfolio - March 31, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 4.3%
Lonza Group AG (Switzerland)[1,2]	3,832,740	$198,092,329
QIAGEN N.V. (Netherlands)*[1]	4,679,010	72,857,101
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	1,919,730	27,644,112

		298,593,542

Pharmaceuticals - 1.0%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	556,674	19,238,653
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,108,700	47,409,115

Total Health Care		681,529,423

Industrials - 12.6%
Aerospace & Defense - 1.1%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	1,823,150	74,662,025

Air Freight & Logistics - 0.6%
PostNL N.V. (Netherlands)[1]	6,851,750	42,323,819

Airlines - 3.4%
Ryanair Holdings plc - ADR (Ireland)*	6,416,010	232,772,843

Commercial Services & Supplies - 0.9%
Edenred (France)[1]	1,997,650	60,126,939

Electrical Equipment - 1.6%
Nexans S.A. (France)[1]	819,450	55,357,490
Prysmian S.p.A. (Italy)[1]	3,233,870	56,866,568

		112,224,058

Industrial Conglomerates - 0.5%
Siemens AG (Germany)[1]	351,590	35,455,947

Machinery - 0.6%
Westport Innovations, Inc. - ADR (Canada)*	943,910	38,624,797

Marine - 1.0%
D/S Norden (Denmark)[1]	393,050	11,737,797
Diana Shipping, Inc. - ADR (Greece)*	1,292,810	11,570,649
Mitsui OSK Lines Ltd. (Japan)[1]	3,962,000	17,388,204
Nippon Yusen Kabushiki Kaisha (Japan)[1]	5,674,000	17,975,424
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	24,568,190	13,320,480

		71,992,554

Professional Services - 1.8%
Adecco S.A. (Switzerland)[1]	1,212,240	63,492,412
Randstad Holding N.V. (Netherlands)[1]	1,665,340	62,917,971

		126,410,383

Road & Rail - 0.5%
All America Latina Logistica S.A. (Brazil)	6,315,930	31,519,966

Investment Portfolio - March 31, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Transportation Infrastructure - 0.6%
Groupe Eurotunnel S.A. (France)[1]	4,376,060	$38,028,188

Total Industrials		864,141,519

Information Technology - 10.6%
Communications Equipment - 1.2%
Alcatel-Lucent - ADR (France)*	34,560,340	78,451,972

Electronic Equipment, Instruments & Components - 1.0%
Nippon Electric Glass Co. Ltd. (Japan)[1]	7,899,100	69,515,804

Internet Software & Services - 1.3%
Tencent Holdings Ltd. (China)[1]	3,179,000	88,740,122

IT Services - 5.3%
Amadeus IT Holding S.A. - Class A (Spain)[1]	3,017,690	57,004,453
Amdocs Ltd. - ADR (Guernsey)*	5,707,690	180,248,850
Cap Gemini S.A. (France)[1]	2,004,980	89,746,827
Cielo S.A. (Brazil)	1,108,010	37,395,982

		364,396,112

Semiconductors & Semiconductor Equipment - 1.8%
Sumco Corp. (Japan)*[1]	4,238,900	52,188,497
Tokyo Electron Ltd. (Japan)[1]	1,273,100	73,412,518

		125,601,015

Total Information Technology		726,705,025

Materials - 8.5%
Chemicals - 5.4%
Chr. Hansen Holding A/S (Denmark)[1]	221,984	5,761,635
Johnson Matthey plc (United Kingdom)[1]	4,586,960	173,013,510
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	666,800	38,801,004
Syngenta AG (Switzerland)[1]	436,700	150,479,026

		368,055,175

Construction Materials - 2.1%
CRH plc (Ireland)[1]	3,247,160	66,527,254
Holcim Ltd. (Switzerland)[1]	1,189,900	77,450,934

		143,978,188

Metals & Mining - 1.0%
Alumina Ltd. (Australia)[1]	28,168,370	36,167,997
Norsk Hydro ASA (Norway)[1]	6,145,690	33,524,851

		69,692,848

Total Materials		581,726,211

Investment Portfolio - March 31, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Telenor ASA (Norway)[1]	7,824,920	$145,263,416

TOTAL COMMON STOCKS
(Identified Cost $6,612,860,676)		6,500,358,806

PREFERRED STOCKS - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Henkel AG & Co. KGaA (Germany)[1]
(Identified Cost $15,026,841)	241,798	17,719,926

SHORT-TERM INVESTMENTS - 5.0%
Dreyfus Cash Management, Inc. - Institutional Shares[4], 0.12%,
(Identified Cost $341,061,363)	341,061,363	341,061,363

TOTAL INVESTMENTS - 100.0%
(Identified Cost $6,968,948,880)		6,859,140,095
OTHER ASSETS, LESS LIABILITIES - 0.0%**		1,399,801

NET ASSETS - 100%		$6,860,539,896

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security

**Less than 0.1%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Affiliated company as defined by the Investment Company Act of 1940.

3Traded on Hong Kong exchange.

4Rate shown is the current yield as of March 31, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France 14.8%; United Kingdom 14.0.%; Switzerland 10.3%.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$6,998,713,949
Unrealized appreciation	530,916,276
Unrealized depreciation	(670,490,130)

Net unrealized depreciation	$(139,573,854)

Investment Portfolio - March 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$782,846,323	$165,792,227	$617,054,096	$—
Consumer Staples	1,396,725,540	182,227,521	1,214,498,019	—
Energy	813,743,380	631,800,672	181,942,708	—
Financials	507,677,969	—	507,677,969	—
Health Care	681,529,423	139,594,075	541,935,348	—
Industrials	864,141,519	314,488,255	549,653,264	—
Information Technology	726,705,025	296,096,804	430,608,221	—
Materials	581,726,211	—	581,726,211	—
Telecommunication Services	145,263,416	—	145,263,416	—
Preferred Securities:
Consumer Staples	17,719,926	—	17,719,926	—
Mutual funds	341,061,363	341,061,363	—	—

Total assets	$6,859,140,095	$2,071,060,917	$4,788,079,178	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 95.7%
Akron, Recreational Facilities Impt., G.O. Bond	6.500%	11/1/2015	Aa3	$300,000	$362,142
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	200,000	206,088
Akron, Various Purposes Impt., Series B, G.O. Bond	5.000%	12/1/2031	AA2	300,000	323,535
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR3	285,000	313,785
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1	200,000	234,218
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3	15,000	16,119
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	106,951
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1	100,000	104,972
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	517,835
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1	1,355,000	1,538,765
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2025	Aa2	600,000	749,064
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	6/1/2016	Aa2	200,000	206,712
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2020	Aa2	315,000	339,507
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2024	Aa2	500,000	538,900
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2	1,170,000	1,261,026
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	200,000	235,124
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2014	Aaa	200,000	223,954
Cincinnati, Series B, G.O. Bond	1.500%	12/1/2014	Aa1	360,000	369,252
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa1	250,000	259,735
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1	170,000	185,456
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	4.000%	1/1/2014	Aa1	500,000	531,045
Columbus City School District, Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2	500,000	532,420
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	510,810
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	250,000	280,830
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2029	Aa2	1,000,000	1,123,320
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	300,000	335,013
Columbus, Limited Tax, Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	275,645
Columbus, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa	895,000	986,809

Investment Portfolio - March 31, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus, Public Impt., Series A, G.O. Bond	4.000%	6/1/2013	Aaa	$500,000	$522,045
Columbus, Public Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa	100,000	108,079
Columbus, Series A, G.O. Bond	5.000%	6/15/2013	Aaa	200,000	211,514
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa	400,000	444,216
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	461,396
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	281,093
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	224,874
Dublin City School District, Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aaa	100,000	103,458
Eaton Community City Schools, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	512,965
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa2	200,000	241,572
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa3	315,000	340,046
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	569,695
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	100,000	109,682
Green, G.O. Bond	2.000%	12/1/2014	AA2	285,000	295,633
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2	415,000	440,361
Greene County, Revenue Bond	3.500%	12/1/2026	Aa2	300,000	304,833
Hamilton County, Series A, Revenue Bond, NATL	5.250%	12/1/2012	Aa2	500,000	517,070
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2	200,000	221,966
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	112,758
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	106,240
Hamilton, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3	120,000	129,529
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	221,944
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3	275,000	310,266
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2036	Aa2	450,000	488,731
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa2	500,000	501,025
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2	225,000	253,386
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2	705,000	793,943
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	507,705
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2	1,140,000	1,258,959
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3	200,000	216,596
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2	200,000	219,876
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2	300,000	345,471
Lucas County, G.O. Bond	3.000%	12/1/2012	Aa2	200,000	203,500

Investment Portfolio - March 31, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA2	$100,000	$108,267
Mahoning County, Various Purposes Impt., Series B, G.O. Bond, AGC	4.375%	12/1/2035	Aa3	300,000	318,132
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	Aa3	100,000	108,346
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	Aa3	180,000	181,323
Marysville, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa3	155,000	158,359
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa	925,000	983,266
Massillon City School District, Various Purposes Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/1/2014	Baa2	100,000	102,539
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3	260,000	264,451
Mentor City, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1	200,000	206,680
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2	300,000	306,411
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	268,430
Middletown, Public Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2	230,000	269,562
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2	100,000	117,118
Montgomery County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2012	Aa1	200,000	206,436
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aa3	200,000	214,100
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa2	145,000	156,791
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	45,000	45,367
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	85,000	85,694
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa1	95,000	95,775
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2	1,025,000	1,142,434
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA[2]	270,000	298,175
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	233,940
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	25,000	27,806
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	Aaa	575,000	653,763
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	12/1/2030	Aa1	180,000	194,004
Ohio State, Conservation Project, Series A, G.O. Bond	5.000%	9/1/2013	Aa1	350,000	373,387
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1	250,000	270,780

Investment Portfolio - March 31, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]	PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1	$300,000	$329,847
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	613,160
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1	800,000	837,312
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3	100,000	110,100
Pickerington Local School District, G.O. Bond, NATL	4.250%	12/1/2034	Aa2	230,000	231,950
Portsmouth City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2023	Aa2	440,000	454,111
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AA2	200,000	215,560
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A2	225,000	231,680
Springboro, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa2	100,000	107,037
Springboro, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa2	100,000	118,930
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1	100,000	124,222
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2	270,000	292,332
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA2	300,000	310,425
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1	100,000	114,027
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2	200,000	219,930
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2	180,000	194,292
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2	100,000	110,356
Twinsburg, Series A, G.O. Bond	2.000%	12/1/2012	Aa2	155,000	156,879
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	259,217
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA2	180,000	193,576
West Chester Township, Public Impt., G.O. Bond, NATL	4.000%	12/1/2013	Aaa	100,000	106,165
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2	10,000	10,036

TOTAL MUNICIPAL BONDS (Identified Cost $35,864,402)					36,981,939

SHORT-TERM INVESTMENTS - 3.1%
Dreyfus AMT - Free Municipal Reserves - Class R4 (Identified Cost $1,188,175)				1,188,175	1,188,175

TOTAL INVESTMENTS - 98.8% (Identified Cost $37,052,577)					38,170,114
OTHER ASSETS, LESS LIABILITIES - 1.2%					459,399

NET ASSETS - 100%					$38,629,513

Investment Portfolio - March 31, 2012

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2012, there is no rating available.

4Rate shown is the current yield as of March 31, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 24.4%; NATL -15.0%.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,052,577
Unrealized appreciation	1,137,692
Unrealized depreciation	(20,155)

Net unrealized appreciation	$1,117,537

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$36,981,939	$—	$36,981,939	$—
Mutual funds	1,188,175	1,188,175	—	—

Total assets	$38,170,114	$1,188,175	$36,981,939	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

Investment Portfolio - March 31, 2012

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 95.5%
ALABAMA - 0.2%
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR	[2]	$665,000	$683,534

ARIZONA - 1.3%
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2		2,215,000	2,298,594
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1		1,700,000	1,832,804

						4,131,398

ARKANSAS - 1.4%
Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1		2,340,000	2,532,699
Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1		1,000,000	1,069,610
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2		1,000,000	1,049,770

						4,652,079

CALIFORNIA - 0.7%
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2		840,000	888,552
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1		1,395,000	1,406,467

						2,295,019

COLORADO - 1.5%
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2		1,420,000	1,439,071
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A	[3]	1,000,000	1,024,500
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,749,225
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA	[3]	500,000	586,600

						4,799,396

DELAWARE - 2.7%
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2013	Aaa		450,000	469,818
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa		1,000,000	1,088,960
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa		1,710,000	1,932,043
Delaware State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2013	Aaa		2,720,000	2,829,072

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DELAWARE (continued)
New Castle County, Public Impt., Series A, G.O. Bond	5.000%	7/15/2020	Aaa		$750,000	$937,613
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2026	Aaa		1,265,000	1,326,517

						8,584,023

DISTRICT OF COLUMBIA - 1.4%
District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2		1,500,000	1,701,915
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2		2,000,000	2,273,960
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2022	Aa2		500,000	527,430

						4,503,305

FLORIDA - 3.8%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2		1,815,000	1,929,527
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		2,000,000	2,277,440
Florida State Department of Transportation, Public Impt., Series A, G.O. Bond	4.000%	7/1/2015	Aa1		1,350,000	1,496,705
Florida State Department of Transportation, Public Impt., Series B, G.O. Bond	5.000%	7/1/2022	Aa1		1,000,000	1,217,330
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1		1,000,000	1,131,560
Orlando Utilities Commission, Revenue Bond	5.250%	10/1/2014	Aa1		650,000	727,389
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa		1,020,000	1,105,486
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AA	[3]	1,000,000	1,069,460
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2		1,000,000	1,076,920
Winter Park, Water Utility Impt., Revenue Bond	5.000%	12/1/2034	Aa2		250,000	271,343

						12,303,160

GEORGIA - 4.7%
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3		1,500,000	1,553,250
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA	[3]	1,000,000	1,084,060
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa		1,000,000	1,080,890

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA (continued)
DeKalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa3		$1,000,000	$1,001,290
DeKalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa2		1,000,000	1,016,050
Forsyth County, Public Impt., Series B, G.O. Bond	5.000%	3/1/2013	Aaa		670,000	700,016
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3		1,000,000	1,043,010
Georgia State, Public Impt., Series D, G.O. Bond	5.000%	7/1/2013	Aaa		1,100,000	1,165,593
Georgia State, School Impt., Prerefunded Balance, Series F, G.O. Bond	5.000%	11/1/2015	Aaa		500,000	514,070
Georgia State, School Impt., Series C-1, G.O. Bond	5.000%	10/1/2014	Aaa		1,415,000	1,576,367
Georgia State, Series B, G.O. Bond	5.000%	7/1/2015	Aaa		2,000,000	2,285,820
Gwinnett County Water & Sewerage Authority, Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa		1,000,000	1,064,700
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[2]	1,000,000	1,015,600

						15,100,716

HAWAII - 1.7%
Hawaii State, Series DB, G.O. Bond, NATL	5.250%	9/1/2013	Aa2		875,000	936,556
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2		500,000	551,290
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		550,000	614,009
Honolulu County, Series B, G.O. Bond	5.000%	8/1/2020	Aa1		1,500,000	1,851,285
Honolulu County, Sewer Impt., Series A, Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2		500,000	543,365
Honolulu County, Water Utility Impt., G.O. Bond, FGIC	6.000%	12/1/2014	Aa1		750,000	857,363

						5,353,868

ILLINOIS - 0.9%
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3		520,000	524,285
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA	[3]	1,115,000	1,176,147
Springfield, Electric Power & Light, Revenue Bond, NATL	5.000%	3/1/2035	A1		1,000,000	1,044,030

						2,744,462

INDIANA - 3.9%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[3]	1,450,000	1,606,469

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA (continued)
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A3	$1,015,000	$1,048,475
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1	1,000,000	1,056,570
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2021	Aa1	2,000,000	2,208,700
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1	1,380,000	1,524,003
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3	1,000,000	1,104,110
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A3	645,000	688,712
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa2	3,000,000	3,309,150

					12,546,189

IOWA - 3.0%
Ankeny, Series B, G.O. Bond	4.000%	6/1/2013	Aa2	1,550,000	1,617,673
Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa	440,000	460,051
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa	1,000,000	1,055,390
Des Moines, Public Impt., Series A, G.O. Bond	2.000%	6/1/2013	Aa1	1,000,000	1,021,390
Dubuque City, Series D, Revenue Bond	4.000%	6/1/2030	Aa2	470,000	480,114
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1	425,000	447,007
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa	425,000	443,356
Linn-Mar Community School District, School Impt., Revenue Bond	4.625%	7/1/2029	A2	1,000,000	1,123,670
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa	995,000	1,054,322
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1	940,000	972,204
West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA[3]	1,000,000	1,036,250

					9,711,427

KANSAS - 1.7%
Johnson County Water District No. 1, Revenue Bond.	3.250%	12/1/2030	Aaa	1,000,000	972,610
Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa2	2,000,000	2,264,500
Scott County, G.O. Bond	4.750%	4/1/2040	A3	1,000,000	1,084,410
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3	1,000,000	1,116,020

					5,437,540

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
LOUISIANA - 0.7%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		$660,000	$682,770
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		1,090,000	1,125,469
New Orleans, Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	Baa1		300,000	300,870

						2,109,109

MAINE - 0.3%
Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1		1,000,000	1,037,680

MARYLAND - 4.5%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,875,864
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	1,048,820
Baltimore County, Public Impt., G.O. Bond	5.000%	2/1/2014	Aaa		2,250,000	2,441,790
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1		1,410,000	1,539,946
Howard County, Public Impt., Series A, G.O. Bond	4.500%	2/15/2030	Aaa		1,000,000	1,090,580
Maryland State, Public Impt., First Series, G.O. Bond	5.000%	3/15/2013	Aaa		1,000,000	1,045,870
Maryland State, Public Impt., Prerefunded Balance, Second Series, G.O. Bond	5.000%	8/1/2015	Aaa		1,000,000	1,062,940
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa		1,000,000	1,105,190
Maryland State, Public Impt., Series A, G.O. Bond	4.000%	8/1/2015	Aaa		500,000	556,590
Maryland State, Public Impt., Series B, G.O. Bond	3.000%	3/15/2015	Aaa		1,000,000	1,072,770
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa		550,000	598,263
Prince George’s County, Public Impt., Series D, G.O. Bond	5.000%	12/1/2012	Aaa		735,000	758,792
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa		400,000	431,512

						14,628,927

MASSACHUSETTS - 5.6%
Barnstable, G.O. Bond	3.000%	6/15/2013	AAA	[3]	670,000	692,164
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1		1,000,000	1,133,320
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa		500,000	560,845
Cambridge, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa		1,195,000	1,232,451
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1		1,000,000	1,115,290

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1		$500,000	$563,990
Commonwealth of Massachusetts, Public Impt., Series C, G.O. Bond	5.000%	9/1/2013	Aa1		1,790,000	1,910,932
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1		520,000	567,039
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	4.000%	12/1/2021	Aa1		1,500,000	1,689,330
Commonwealth of Massachusetts, Series A, G.O. Bond	4.750%	8/1/2038	Aa1		500,000	529,100
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1		500,000	517,380
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1		590,000	617,883
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		1,000,000	1,119,990
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2		910,000	975,984
Massachusetts Bay Transportation Authority, Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2034	Aa1		1,000,000	1,104,480
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1		2,000,000	2,073,540
Natick, School Impt., G.O. Bond	3.000%	6/15/2013	AAA	[3]	1,000,000	1,032,840
Northampton, Public Impt., G.O. Bond	4.000%	12/1/2019	Aa2		665,000	773,541

						18,210,099

MICHIGAN - 0.8%
Detroit City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2		750,000	788,085
Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2		1,695,000	1,736,883

						2,524,968

MINNESOTA - 1.4%
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa		1,000,000	1,094,400
Minnesota State, Public Impt., G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,125,320
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1		1,000,000	1,106,550
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa		125,000	141,547

						4,467,817

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MISSOURI - 2.6%
Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA	[3]	$1,000,000	$1,068,930
Columbia, Water Utility Impt., Series A, Revenue Bond	4.125%	10/1/2033	AA	[3]	995,000	1,062,809
Jackson County School District No. R-IV Blue Springs, Series A, G.O. Bond	2.750%	3/1/2013	AA	[3]	1,340,000	1,370,579
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa		830,000	924,653
Missouri State, Water Pollution Control, Prerefunded Balance, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,839,265
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3		1,015,000	1,068,927

						8,335,163

NEBRASKA - 1.6%
Lancaster County School District No. 1, G.O. Bond	5.000%	1/15/2013	Aaa		400,000	415,204
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa3		2,640,000	2,708,825
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2		1,950,000	1,995,240

						5,119,269

NEVADA - 0.8%
Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aa1		1,000,000	1,063,500
Las Vegas Valley Water District, Water Utility Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa2		1,500,000	1,578,120

						2,641,620

NEW HAMPSHIRE - 2.8%
Manchester, Series F, G.O. Bond	3.750%	12/1/2025	Aa1		1,005,000	1,070,194
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1		2,000,000	2,252,400
New Hampshire State, Series A, G.O. Bond	5.000%	7/1/2019	Aa1		600,000	742,860
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2012	Aa1		1,000,000	1,026,110
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1		1,500,000	1,671,840
Portsmouth City, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1		820,000	865,174
Portsmouth City, School Impt., G.O. Bond	4.000%	12/1/2019	Aa1		1,165,000	1,357,889

						8,986,467

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW JERSEY - 0.3%
Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2		$1,000,000	$1,039,020

NEW MEXICO - 0.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1		175,000	181,004
Santa Fe County, Public Impt., G.O. Bond	2.500%	7/1/2013	Aaa		915,000	941,553

						1,122,557

NEW YORK - 2.9%
Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3		2,225,000	2,289,213
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1		2,590,000	3,012,351
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		1,000,000	1,031,070
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[3]	2,000,000	2,079,680
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.375%	7/15/2040	AA	[3]	855,000	876,264

						9,288,578

NORTH CAROLINA - 5.6%
Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa		750,000	830,287
Charlotte, Series B, G.O. Bond	5.000%	6/1/2015	Aaa		1,010,000	1,151,087
Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa		1,000,000	1,085,210
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa		1,000,000	1,099,410
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa		1,000,000	1,071,970
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2		1,000,000	1,092,200
Johnston County, School Impt., G.O. Bond, AGM	5.000%	2/1/2013	Aa2		1,500,000	1,561,260
North Carolina Municipal Power Agency No. 1
Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2		1,000,000	1,080,100
North Carolina State, Series A, G.O. Bond	5.000%	3/1/2015	Aaa		2,000,000	2,259,700
North Carolina State, Series B, G.O. Bond	5.000%	4/1/2014	Aaa		1,000,000	1,092,620
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2014	Aaa		1,390,000	1,528,861
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2015	Aaa		2,000,000	2,279,380
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa		890,000	1,005,567
Wake County, Series C, G.O. Bond	5.000%	3/1/2014	Aaa		940,000	1,023,622

						18,161,274

NORTH DAKOTA - 0.2%
Fargo City, Public Impt., Series C, G.O. Bond	3.000%	5/1/2025	Aa1		710,000	723,646

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO - 1.2%
Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3		$660,000	$684,493
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2		1,000,000	1,028,230
Columbus, Limited Tax, Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		1,000,000	1,102,580
Ohio State, Conservation Project, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2015	Aa1		1,000,000	1,087,000

						3,902,303

OKLAHOMA - 1.6%
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	3.000%	7/1/2013	Aa1		500,000	516,865
Oklahoma City, G.O. Bond	5.000%	3/1/2021	Aaa		1,500,000	1,866,195
Oklahoma State, Series A, G.O. Bond	4.000%	7/15/2015	Aa2		1,000,000	1,110,130
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1		1,700,000	1,804,805

						5,297,995

OREGON - 1.2%
Clackamas County School District No. 12 North Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1		870,000	933,319
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa		1,000,000	1,136,700
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	577,874
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3		1,120,000	1,223,645

						3,871,538

PENNSYLVANIA - 1.2%
Allegheny County, Public Impt., Series C-62B, G.O. Bond	5.000%	11/1/2029	A1		750,000	778,237
Commonwealth of Pennsylvania, Second Series, G.O. Bond, CIFG	4.250%	3/1/2025	Aa1		2,000,000	2,127,160
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	BBB	[3]	20,000	24,400
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A	[3]	855,000	864,491

						3,794,288

RHODE ISLAND - 0.6%
Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa2		1,000,000	1,052,390

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
RHODE ISLAND (continued)
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa2		$1,000,000	$1,008,200

						2,060,590

SOUTH CAROLINA - 2.9%
Charleston County, Transportation Sales Tax, Prerefunded Balance, G.O. Bond	5.000%	11/1/2017	Aaa		1,000,000	1,148,680
South Carolina State Public Service Authority, Public Impt., Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	1/1/2017	Aa3		1,000,000	1,080,260
South Carolina State, School Impt., Series B, G.O. Bond	5.000%	3/1/2024	Aaa		1,000,000	1,210,310
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1		2,000,000	2,040,660
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa		1,000,000	1,098,030
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1		1,500,000	1,586,580
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1		1,000,000	1,035,350

						9,199,870

SOUTH DAKOTA - 0.2%
Rapid City, Water Utility Impt., Revenue Bond	5.250%	11/1/2039	Aa3		450,000	496,381

TENNESSEE - 5.0%
Chattanooga, Series B, G.O. Bond	2.000%	2/1/2013	AA	[3]	425,000	431,668
Claiborne County, Public Impt., Series A, G.O. Bond	4.125%	4/1/2030	A	[3]	750,000	778,755
Franklin, G.O. Bond	5.000%	4/1/2014	Aaa		1,000,000	1,092,410
Hamilton County, Public Impt., G.O. Bond	3.000%	3/1/2014	Aaa		1,135,000	1,192,579
Memphis, G.O. Bond, AGC	4.000%	4/1/2014	Aa2		2,000,000	2,143,680
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1		1,000,000	1,082,470
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA	[3]	1,000,000	1,101,500
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA	[3]	500,000	514,675
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1		500,000	544,520
Rutherford County, School Impt., G.O. Bond	3.000%	4/1/2013	Aa1		1,000,000	1,026,350
Rutherford County, School Impt., G.O. Bond	4.000%	4/1/2013	Aa1		1,200,000	1,243,620
Sumner County, G.O. Bond	5.000%	6/1/2015	Aa2		1,500,000	1,706,985
Tennessee State, Series A, G.O. Bond	4.000%	5/1/2013	Aaa		425,000	442,433
Tennessee State, Series A, G.O. Bond	5.000%	8/1/2020	Aaa		500,000	624,075
Tennessee State, Series C, G.O. Bond	5.250%	9/1/2013	Aaa		1,500,000	1,606,425

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa	$550,000	$589,253

					16,121,398

TEXAS - 6.4%

Alvin Independent School District, Prerefunded
Balance, Series A, G.O. Bond	5.000%	2/15/2022	Aaa	500,000	541,640
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2	2,340,000	2,379,991
Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa	545,000	561,459
Collin County, Public Impt., G.O. Bond	5.000%	2/15/2015	Aaa	500,000	563,115
Dallas, Public Impt., G.O. Bond	5.000%	2/15/2013	Aa1	1,315,000	1,370,546
Fort Bend County, Public Impt., G.O. Bond, NATL	4.750%	3/1/2031	Aa1	1,000,000	1,060,190
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1	1,595,000	1,732,473
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1	520,000	585,484
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa	600,000	669,204
Harris County, Series B, G.O. Bond	4.000%	10/1/2013	AAA[3]	1,000,000	1,056,450
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA3	1,000,000	1,127,670
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA[3]	550,000	607,761
San Antonio, G.O. Bond	5.000%	2/1/2021	Aaa	500,000	605,900
San Antonio, Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1	1,400,000	1,465,674
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa	475,000	532,366
Texas State, Public Impt., G.O. Bond	5.000%	10/1/2014	Aaa	500,000	556,490
Texas State, Series A, G.O. Bond	5.000%	8/1/2014	Aaa	700,000	774,242
Texas State, Series A, G.O. Bond	5.000%	8/1/2015	Aaa	800,000	915,224
Texas Water Development Board, Series B, Revenue Bond	5.625%	7/15/2014	AAA[3]	2,000,000	2,237,360
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,128,100

					20,471,339

UTAH - 5.0%

Alpine School District, G.O. Bond	5.000%	3/15/2013	Aaa	2,000,000	2,091,940
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa2	1,240,000	1,297,065
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aaa	1,500,000	1,588,200
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,186,823
Salt Lake City School District, G.O. Bond	4.000%	3/1/2019	Aaa	815,000	946,052

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
UTAH (continued)

Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1	$400,000	$428,452
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa	400,000	438,364
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2030	Aaa	680,000	723,017
Salt Lake County, Recreational Facilities Impt., G.O. Bond	2.000%	12/15/2020	Aaa	645,000	659,912
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	460,000	507,734
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa	1,000,000	1,103,770
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa	500,000	539,435
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2015	Aaa	2,500,000	2,858,150
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2013	Aaa	450,000	471,267
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2015	Aaa	595,000	661,081
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa	415,000	458,064

					15,959,326

VERMONT - 0.7%

Vermont State, Public Impt., Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,094,570
Vermont State, Series D, G.O. Bond	4.000%	8/15/2020	Aaa	1,000,000	1,172,850

					2,267,420

VIRGINIA - 4.6%

Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa	1,000,000	1,085,580
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa	1,000,000	1,082,770
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa	2,450,000	2,695,882
Commonwealth of Virginia, Series B, G.O. Bond	5.000%	6/1/2013	Aaa	1,410,000	1,488,960
Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa	1,000,000	1,047,450
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa	400,000	437,216
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,177,360
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,559,505
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2	1,000,000	986,660
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa	1,060,000	1,124,734
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2	670,000	741,616
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1	470,000	496,047

					14,923,780

WASHINGTON - 1.9%

Franklin County, Public Impt., Prerefunded Balance,
G.O. Bond, FGRNA	5.125%	12/1/2022	BBB[3]	1,000,000	1,032,910

Investment Portfolio - March 31, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON (continued)

King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa	$2,420,000	$2,700,091
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2	1,275,000	1,345,533
Washington State, Public Impt., Series A, G.O. Bond .	5.000%	7/1/2031	Aa1	1,000,000	1,111,870

					6,190,404

WISCONSIN - 3.5%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A3	1,500,000	1,585,890
Dane County, Series A, G.O. Bond	3.000%	6/1/2012	Aa1	1,475,000	1,482,006
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1	1,195,000	1,317,045
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1	1,000,000	1,048,420
Northland Pines School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	4/1/2018	Aa3	850,000	932,153
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2019	Aa2	500,000	548,780
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2021	Aa2	1,020,000	1,119,511
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1	870,000	894,899
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	1,000,000	1,134,470
Wisconsin State, Public Impt., Series C, G.O. Bond	5.000%	5/1/2026	Aa2	1,150,000	1,299,419

					11,362,593

WYOMING - 0.2%

Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.375%	1/1/2042	A2	710,000	759,679

TOTAL MUNICIPAL BONDS (Identified Cost $297,808,344)					307,921,214

SHORT-TERM INVESTMENTS - 3.4%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $10,789,895)				10,789,895	10,789,895

TOTAL INVESTMENTS - 98.9% (Identified Cost $308,598,239)					318,711,109
OTHER ASSETS, LESS LIABILITIES - 1.1%					3,702,156

NET ASSETS - 100%					$322,413,265

Investment Portfolio - March 31, 2012

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit rating has been withdrawn. As of March 31, 2012, there is no rating available.

3Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 12.7%; AGM -11.5%.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$308,598,239
Unrealized appreciation	10,455,022
Unrealized depreciation	(342,152)

Net unrealized appreciation	$10,112,870

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$307,921,214	$—	$307,921,214	$—
Mutual funds	10,789,895	10,789,895	—	—

Total assets	$318,711,109	$10,789,895	$307,921,214	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

Investment Portfolio - March 31, 2012

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 94.5%
Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa3		$500,000	$527,260
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3		500,000	516,120
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa2		510,000	549,153
Beacon, Series A, G.O. Bond	4.000%	8/15/2014	Aa3		400,000	429,236
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2014	AAA	[2]	350,000	363,037
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA	[2]	275,000	288,164
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA	[2]	335,000	366,004
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA	[2]	425,000	461,920
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2		260,000	268,749
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2		200,000	219,326
Brookhaven, Public Impt., G.O. Bond	3.000%	3/15/2013	Aa2		1,050,000	1,076,807
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1		525,000	590,882
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	Aa3		670,000	687,453
Chappaqua Central School District, G.O. Bond	3.000%	1/15/2013	Aaa		300,000	306,174
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A	[2]	665,000	714,436
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	284,267
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	567,440
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA	[2]	675,000	703,175
Clarkstown, Series B, G.O. Bond	4.000%	10/15/2012	AAA	[2]	315,000	321,316
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	Aa3		475,000	510,577
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA	[2]	250,000	269,463
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2		390,000	420,829
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3		500,000	518,985
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa1		235,000	261,301
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa1		250,000	287,273
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		315,000	345,397
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		360,000	388,530
East Irondequoit Central School District, G.O. Bond	2.250%	6/15/2014	Aa2		580,000	598,148
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA	[2]	345,000	379,955
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2		400,000	430,372
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2		625,000	668,156
Fairport Village, Public Impt., G.O. Bond	2.625%	5/15/2013	AA	[2]	265,000	270,705
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	264,115
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3		460,000	463,303
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3		500,000	569,870
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,972,621
Greenburgh, G.O. Bond	4.750%	5/15/2014	Aaa		250,000	272,920
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3		505,000	512,035
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3		595,000	629,885

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2		$585,000	$623,540
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2		2,000,000	2,101,980
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2013	Aaa		225,000	232,074
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa		280,000	294,140
Hewlett-Woodmere Union Free School District, G.O. Bond	3.000%	6/15/2013	Aa1		255,000	263,435
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3		540,000	556,934
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa		415,000	457,928
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa		570,000	589,112
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa		925,000	995,827
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA	[2]	675,000	711,504
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	Aa3		330,000	347,695
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A	[2]	1,000,000	1,014,560
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, FGRNA	5.000%	11/1/2014	Aa2		1,000,000	1,118,390
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2		500,000	525,800
Long Island Power Authority, Electric Systems, Prerefunded Balance, Series C, Revenue Bond, CIFG	5.000%	9/1/2015	Aaa		250,000	266,705
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3		675,000	763,236
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3		1,880,000	1,923,729
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2		945,000	1,011,613
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa		1,000,000	1,068,630
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa		655,000	711,933
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA	[2]	500,000	529,920
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA	[2]	1,000,000	1,091,890
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3		500,000	513,630
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2		265,000	276,989
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2013	AA	[2]	335,000	341,951
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA	[2]	225,000	233,849
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA	[2]	200,000	209,316
Monroe County Water Authority, Revenue Bond	3.250%	8/1/2013	Aa2		510,000	529,416
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2		405,000	428,583
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2		275,000	291,659
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A1		1,000,000	1,016,600
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3		1,000,000	1,097,540
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2		600,000	656,148

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

New York City Municipal Water Finance Authority, Series BB, Revenue Bond	5.000%	6/15/2013	Aa2		$410,000	$433,915
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	3.000%	6/15/2013	Aa2		350,000	361,967
New York City Municipal Water Finance Authority, Series C, Revenue Bond	5.000%	6/15/2014	Aa1		250,000	275,507
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond.	4.250%	6/15/2033	Aa1		1,250,000	1,282,838
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond.	4.500%	6/15/2037	Aa1		1,000,000	1,033,220
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond.	5.750%	6/15/2040	Aa1		1,000,000	1,163,070
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1		500,000	514,545
New York City Municipal Water Finance Authority, Water Utility Impt., Series EE, Revenue Bond	2.500%	6/15/2014	Aa2		450,000	471,191
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Revenue Bond, NATL	5.250%	2/1/2021	Aaa		1,000,000	1,041,970
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2014	WR	[3]	730,000	794,744
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2017	WR	[3]	1,390,000	1,513,821
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond, XLCA	5.000%	2/1/2019	Aaa		1,705,000	1,849,090
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Series B, Revenue Bond	5.250%	8/1/2019	WR	[3]	2,705,000	2,883,882
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2		500,000	566,105
New York City, Prerefunded Balance, Series C, G.O. Bond	5.500%	9/15/2019	Aa3		600,000	645,396
New York City, Prerefunded Balance, Series G, G.O. Bond	5.000%	8/1/2017	WR	[3]	310,000	314,994
New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2		1,950,000	2,098,259
New York City, Public Impt., Prerefunded Balance, Series I, G.O. Bond	5.750%	3/1/2016	Aa2		1,000,000	1,050,700
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.500%	6/1/2016	Aa3		500,000	530,545
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.250%	6/1/2028	Aa2		1,600,000	1,693,088
New York City, Public Impt., Series A, G.O. Bond	5.000%	8/1/2013	Aa2		1,000,000	1,062,830

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING [1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City, Public Impt., Series F, G.O. Bond	3.750%	12/15/2012	Aa2		$500,000	$512,560
New York City, Public Impt., Series I, G.O. Bond, NATL	5.000%	8/1/2013	Aa2		500,000	531,415
New York City, Public Impt., Subseries A, G.O. Bond .	5.000%	3/1/2015	Aa2		1,000,000	1,122,710
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2		205,000	233,891
New York City, Series B, G.O. Bond	4.000%	8/1/2013	Aa2		865,000	907,818
New York City, Series D, G.O. Bond	5.250%	8/1/2014	Aa2		1,390,000	1,541,635
New York City, Subseries J-1, G.O. Bond	5.000%	8/1/2013	Aa2		200,000	212,566
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA	[2]	1,000,000	1,134,750
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa		900,000	989,469
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1		1,000,000	1,105,900
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3		1,000,000	1,082,640
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3		1,500,000	1,569,360
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3		1,500,000	1,566,045
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3		140,000	146,448
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3		1,360,000	1,430,897
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3		1,000,000	1,080,610
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa		600,000	605,526
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa		1,000,000	1,041,140
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa		1,000,000	1,008,770
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1		1,500,000	1,534,515
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		300,000	309,393
New York State Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA	[2]	250,000	272,050
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.125%	12/15/2029	A	[2]	420,000	432,285
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.500%	12/15/2034	A	[2]	215,000	223,942
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		2,000,000	2,062,140

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	4/1/2015	AA	[2]	$300,000	$315,075
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa2		750,000	752,107
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa2		260,000	289,411
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3		500,000	522,810
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA	[2]	825,000	862,637
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA	[2]	500,000	564,725
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA	[2]	500,000	564,725
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3		345,000	361,874
New York State, Pollution Control, Series A, G.O. Bond	5.000%	2/15/2039	Aa2		1,500,000	1,641,165
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2		645,000	707,113
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2		1,000,000	1,113,290
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2		600,000	644,208
New York State, Series C, G.O. Bond, AGM	5.000%	4/15/2012	Aa2		700,000	701,407
New York State, Transit Impt., Series A, G.O. Bond	4.500%	3/1/2040	Aa2		1,500,000	1,563,885
New York State, Water Utility Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aa2		350,000	355,635
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	497,620
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A1		610,000	676,740
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A1		850,000	933,937
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	461,892
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1		375,000	401,370
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/15/2013	Aa1		290,000	303,230
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1		1,000,000	1,067,670
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1		365,000	398,496
Ontario County, G.O. Bond	3.000%	4/15/2015	Aa1		200,000	213,238
Orange County, Public Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aaa		1,460,000	1,484,221
Orange County, Public Impt., Series A, G.O. Bond	3.500%	3/1/2024	Aaa		1,000,000	1,066,440

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Orange County, Series A, G.O. Bond	5.000%	7/15/2012	Aaa		$1,500,000	$1,521,060
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aaa		550,000	607,189
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aaa		500,000	571,155
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2		580,000	601,535
Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3		790,000	859,646
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA	[2]	175,000	190,075
Pittsford Central School District, G.O Bond	4.000%	10/1/2021	Aa1		350,000	402,139
Pittsford Central School District, G.O. Bond	4.000%	10/1/2022	Aa1		600,000	687,576
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2		530,000	581,887
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2		500,000	510,510
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2		500,000	513,320
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2		495,000	532,833
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2		400,000	417,140
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1		500,000	534,870
Port Washington Union Free School District, G.O. Bond	4.000%	12/1/2019	Aa1		250,000	256,363
Putnam County, Public Impt., G.O. Bond	2.000%	11/15/2014	Aa2		255,000	264,167
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2		300,000	327,138
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa2		435,000	452,391
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa2		510,000	529,201
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa2		410,000	427,220
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3		1,180,000	1,248,334
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	114,692
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[2]	1,000,000	1,039,840
Sachem Central School District of Holbrook, G.O. Bond, NATL	5.000%	6/15/2027	Aa2		1,000,000	1,057,210
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA	[2]	950,000	1,019,967
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1		820,000	881,229
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA	[2]	425,000	439,531
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA	[2]	700,000	717,640
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	500,000	554,340
Saratoga Springs City School District, G.O. Bond, AGM	5.000%	6/15/2020	Aa2		200,000	211,442
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa		270,000	299,279
Schenectady County, Series A, G.O. Bond	3.000%	7/15/2013	Aa1		485,000	501,524
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1		475,000	490,770
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3		490,000	533,213
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA	[2]	280,000	290,573

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)

Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA2	$280,000	$307,902
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA2	660,000	681,952
Smithtown Central School District, G.O. Bond	3.000%	8/1/2013	Aa2	255,000	263,859
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA2	750,000	771,833
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	95,000	95,915
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1	250,000	261,927
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	245,477
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa	950,000	1,006,335
Southampton, Public Impt., G.O. Bond	2.500%	4/15/2013	Aa1	255,000	260,875
Southampton, Public Impt., G.O. Bond	3.000%	4/15/2014	Aa1	525,000	552,410
Southold, Public Impt., G.O. Bond	2.000%	8/15/2013	Aa2	580,000	592,754
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2031	AA2	290,000	318,614
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2032	AA2	250,000	274,310
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,214,530
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,023,380
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa2	1,160,000	1,213,627
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	688,653
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa2	1,000,000	1,046,390
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A1	2,000,000	2,079,460
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1	600,000	616,710
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1	600,000	614,550
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	221,519
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	1,090,000	1,123,147
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2	1,000,000	1,085,560
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1	300,000	310,386
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1	315,000	342,874
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	343,479

Investment Portfolio - March 31, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	1/1/2014	Aa2		$900,000	$969,597
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	770,663
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa2		900,000	984,186
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A	[2]	605,000	648,403
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A	[2]	865,000	949,727
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2		290,000	310,787
Victor Central School District, G.O. Bond, AGM	3.500%	6/15/2012	Aa2		200,000	201,374
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	311,228
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA	[2]	325,000	335,667
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA	[2]	410,000	423,456
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa		500,000	534,970
Westchester County, Public Impt., Series B, G.O. Bond	3.700%	12/15/2015	Aaa		1,000,000	1,057,960
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa		200,000	215,128
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2		685,000	758,377
White Plains City, Public Impt., Series A, G.O. Bond	2.750%	9/15/2023	Aa1		330,000	339,583
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA	[2]	400,000	415,660
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA	[2]	370,000	397,073

TOTAL MUNICIPAL BONDS
(Identified Cost $148,479,225)						153,145,954

SHORT-TERM INVESTMENTS - 4.3%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $6,932,787)					6,932,787	6,932, 787

TOTAL INVESTMENTS - 98.8%
(Identified Cost $155,412,012)						160,078,741
OTHER ASSETS, LESS LIABILITIES - 1.2%						1,900,227

NET ASSETS - 100%						$161,978,968

Investment Portfolio - March 31, 2012

(unaudited)

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2012, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL—15.2%; AGM -10.4%.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$155,412,012
Unrealized appreciation	4,771,237
Unrealized depreciation	(104,508)

Net unrealized appreciation	$4,666,729

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$153,145,954	$—	$153,145,954	$—
Mutual funds	6,932,787	6,932,787	—	—

Total assets	$160,078,741	$6,932,787	$153,145,954	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

Investment Portfolio - March 31, 2012

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 80.2%

Convertible Corporate Bonds - 1.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1		$ 120,000	$121,200

Information Technology - 1.0%
Computers & Peripherals - 1.0%
EMC Corp., 1.75%, 12/1/2013	A	[2]	870,000	1,633,425

Total Convertible Corporate Bonds (Identified Cost $1,451,479)				1,754,625

Non-Convertible Corporate Bonds - 79.1%
Consumer Discretionary - 11.9%
Hotels, Restaurants & Leisure - 2.0%
International Game Technology, 7.50%, 6/15/2019	Baa2		1,750,000	2,049,841
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		1,250,000	1,292,124

				3,341,965

Household Durables - 2.1%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3		1,345,000	1,429,198
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		2,000,000	2,034,372

				3,463,570

Media - 3.8%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		1,280,000	1,407,615
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		1,275,000	1,441,377
NBCUniversal Media LLC, 5.15%, 4/30/2020	Baa2		1,540,000	1,742,980
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		1,110,000	1,219,057
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	596,621

				6,407,650

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2		670,000	816,734
Target Corp., 3.875%, 7/15/2020	A2		335,000	366,156

				1,182,890

Specialty Retail - 3.0%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3		1,415,000	1,454,985
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2		1,000,000	978,025
The Home Depot, Inc., 5.40%, 3/1/2016	A3		1,065,000	1,229,006
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3		745,000	886,128
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3		500,000	534,397

				5,082,541

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3		485,000	570,952

Total Consumer Discretionary				20,049,568

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 2.3%
Beverages - 0.6%
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	$ 775,000	$1,041,660

Food Products - 1.7%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	908,245
Grupo Bimbo S.A.B. de C.V. (Mexico)[3] , 4.875%, 6/30/2020	Baa2	500,000	524,406
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	678,004
Kraft Foods, Inc., 5.375%, 2/10/2020	Baa2	680,000	786,109

			2,896,764

Total Consumer Staples			3,938,424

Energy - 5.7%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	817,986
Schlumberger Oilfield plc (United Kingdom)[3] , 4.20%, 1/15/2021	A1	1,465,000	1,585,880
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	2,295,000	3,041,545

			5,445,411

Oil, Gas & Consumable Fuels - 2.4%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	795,301
Petrobras International Finance Co. (Cayman Islands), 5.375%, 1/27/2021	A3	2,000,000	2,153,478
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	1,000,000	1,133,700

			4,082,479

Total Energy			9,527,890

Financials - 28.5%
Capital Markets - 8.0%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,414,703
Credit Suisse AG (Switzerland)[3] , 2.60%, 5/27/2016	Aaa	1,205,000	1,228,501
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	744,255
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1	935,000	950,499
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A1	750,000	742,437
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	1,940,000	2,153,400
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	Baa1	1,200,000	1,220,843
Morgan Stanley, 5.55%, 4/27/2017	A2	1,727,000	1,767,262
Morgan Stanley, 7.30%, 5/13/2019	A2	1,620,000	1,743,382
Morgan Stanley, 5.75%, 1/25/2021	A2	1,500,000	1,472,673

			13,437,955

Commercial Banks - 7.2%
Bank of Montreal (Canada)[3] , 1.30%, 10/31/2014	Aaa	400,000	403,540
Bank of Nova Scotia (Canada)[3] , 1.65%, 10/29/2015	Aaa	500,000	507,991
Intesa Sanpaolo S.p.A. (Italy)[3] , 6.50%, 2/24/2021	A2	770,000	743,889

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
KeyBank National Association, 5.45%, 3/3/2016	Baa1	$1,050,000	$1,153,609
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,701,666
National Bank of Canada (Canada)[3] , 2.20%, 10/19/2016	Aaa	800,000	821,779
National City Corp., 6.875%, 5/15/2019	Baa1	500,000	581,553
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	974,474
Royal Bank of Canada (Canada)[3] , 3.125%, 4/14/2015	Aaa	500,000	529,312
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa1	750,000	759,997
Santander Issuances S.A. Unipersonal (Spain)[3] , 5.911%, 6/20/2016	A2	750,000	726,589
Societe Generale S.A. (France)[3] , 5.75%, 4/20/2016	A2	770,000	766,089
The Toronto-Dominion Bank (Canada)[3] , 2.20%, 7/29/2015	Aaa	500,000	517,051
The Toronto-Dominion Bank (Canada)[3] , 1.625%, 9/14/2016	Aaa	400,000	401,508
Wachovia Bank National Association, 5.60%, 3/15/2016	A1	450,000	500,827
Wachovia Corp., 5.25%, 8/1/2014	A3	945,000	1,017,136

			12,107,010

Consumer Finance - 0.8%
American Express Co., 8.125%, 5/20/2019	A3	1,090,000	1,424,949

Diversified Financial Services - 3.8%
Bank of America Corp., 5.65%, 5/1/2018	Baa1	745,000	795,289
Bank of America Corp., 7.625%, 6/1/2019	Baa1	1,150,000	1,326,083
Bank of America Corp.[4] , 5.13%, 2/24/2026	Baa1	1,415,000	1,375,162
Citigroup, Inc., 8.50%, 5/22/2019	A3	1,190,000	1,467,125
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	1,180,000	1,363,506

			6,327,165

Insurance - 1.4%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	660,000	674,588
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,575,000	1,667,577

			2,342,165

Real Estate Investment Trusts (REITS) - 7.3%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	764,503
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,071,684
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	341,588
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	872,380
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,421,440
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	46,398
HCP, Inc., 6.70%, 1/30/2018	Baa2	1,315,000	1,518,953
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	412,596
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	1,013,437
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	887,464
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	890,000	1,014,774

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Simon Property Group LP, 10.35%, 4/1/2019	A3	$990,000	$1,363,703
UDR, Inc., 4.625%, 1/10/2022	Baa2	1,600,000	1,637,970

			12,366,890

Total Financials			48,006,134

Health Care - 3.4%
Biotechnology - 0.6%
Amgen, Inc., 5.85%, 6/1/2017	Baa1	500,000	587,931
Amgen, Inc., 3.45%, 10/1/2020	Baa1	370,000	370,324

			958,255

Health Care Equipment & Supplies - 0.4%
CR Bard, Inc., 4.40%, 1/15/2021	A3	655,000	727,008

Health Care Providers & Services - 0.7%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3	1,000,000	1,121,660

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3	600,000	673,475

Pharmaceuticals - 1.3%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	816,280
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	1,215,000	1,423,116

			2,239,396

Total Health Care			5,719,794

Industrials - 11.0%
Aerospace & Defense - 2.6%
The Boeing Co., 6.00%, 3/15/2019	A2	870,000	1,069,428
Honeywell International, Inc., 5.30%, 3/1/2018	A2	690,000	823,835
Textron, Inc., 4.625%, 9/21/2016	Baa3	900,000	950,182
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,429,306

			4,272,751

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa1	790,000	1,021,222

Airlines - 1.1%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	252,755	268,552
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1	150,251	164,525
Delta Air Lines Pass-Through Trust, Series 2010-1, Class A, 6.20%, 7/2/2018	Baa2	449,642	486,738
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	978,588

			1,898,403

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 0.6%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	$ 830,000	$1,037,159

Industrial Conglomerates - 1.8%
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	405,680
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	320,000	362,964
General Electric Capital Corp., 5.30%, 2/11/2021	Aa3	750,000	812,275
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	427,892
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	975,000	1,051,973

			3,060,784

Machinery - 2.8%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,393,949
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	267,301
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,515,266
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	650,000	703,823
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	840,000	845,838

			4,726,177

Road & Rail - 1.5%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	1,595,000	1,648,496
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	824,058

			2,472,554

Total Industrials			18,489,050

Information Technology - 4.5%
Computers & Peripherals - 1.2%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,252,382
Hewlett-Packard Co., 5.50%, 3/1/2018	A3	680,000	776,855

			2,029,237

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., 4.00%, 2/1/2022	Baa2	500,000	503,239
Corning, Inc., 6.625%, 5/15/2019	A3	650,000	782,902
Corning, Inc., 4.25%, 8/15/2020	A3	500,000	531,145

			1,817,286

IT Services - 0.6%
The Western Union Co., 5.253%, 4/1/2020	A3	945,000	1,054,870

Office Electronics - 0.7%
Xerox Corp.[5] , 1.874%, 9/13/2013	Baa2	1,100,000	1,109,741

Software - 0.9%
Oracle Corp., 5.00%, 7/8/2019	A1	700,000	816,632

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software (continued)
Oracle Corp., 3.875%, 7/15/2020	A1	$ 675,000	$ 743,058

			1,559,690

Total Information Technology			7,570,824

Materials - 8.5%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	885,000	1,093,399

Metals & Mining - 6.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	1,635,000	1,703,590
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,761,355
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	2,225,000	2,183,782
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	1,004,449
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,505,000	1,550,710
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	840,000	806,751
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	1,000,000	1,032,358
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	833,911

			10,876,906

Paper & Forest Products - 1.4%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,376,058

Total Materials			14,346,363

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	745,000	788,081

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	745,000	828,014
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2	250,000	257,229
SBA Tower Trust[3] , 5.101%, 4/15/2017	A2	375,000	404,715

			1,489,958

Total Telecommunication Services			2,278,039

Utilities - 2.0%
Electric Utilities - 1.8%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	Baa1	580,000	621,968
Exelon Generation Co. LLC, 6.20%, 10/1/2017	Baa1	350,000	410,729
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa1	865,000	888,971
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	1,010,657

			2,932,325

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Multi-Utilities - 0.2%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa2		$335,000	$357,372

Total Utilities				3,289,697

Total Non-Convertible Corporate Bonds (Identified Cost $123,152,591)				133,215,783

TOTAL CORPORATE BONDS (Identified Cost $124,604,070)				134,970,408

PREFERRED STOCKS - 1.2%
Financials - 1.2%
Commercial Banks - 0.7%
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[6]	Baa3		290	297,563
U.S. Bancorp., Series F (non-cumulative), 6.50%[6]	A3		32,800	891,832

				1,189,395

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1		29,910	821,628

TOTAL PREFERRED STOCKS (Identified Cost $1,842,992)				2,011,023

ASSET-BACKED SECURITIES - 0.8%
FDIC Trust, Series 2011-R1, Class A3 , 2.672%, 7/25/2026	Aaa		$233,332	239,512
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B5 , 1.992%, 4/15/2013	Aaa		12,550	12,578
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa		370,000	405,488
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3] , 3.74%, 2/25/2017	Aaa		595,000	628,090

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,210,235)				1,285,668

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
American Tower Trust, Series 2007-1A, Class AFX[3] , 5.42%, 4/15/2037	Aaa		400,000	425,838
Americold LLC Trust, Series 2010-ARTA, Class A1[3] , 3.847%, 1/14/2029	AAA	[2]	90,718	95,901
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[5] , 5.731%, 5/10/2045	AAA	[2]	200,000	227,256
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	112,848
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	175,726

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[5] , 5.719%, 9/11/2038	Aaa		$200,000	$227,027
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[2]	300,000	339,280
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3] , 3.759%, 4/15/2044	Aaa		60,000	63,110
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5] , 5.225%, 7/15/2044	Aaa		280,000	311,661
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5] , 5.726%, 3/15/2049	Aaa		110,000	124,774
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5] , 5.75%, 6/10/2046	AAA	[2]	155,000	174,861
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3] , 3.156%, 7/10/2046	Aaa		257,396	267,924
FREMF Mortgage Trust, Series 2011-K701, Class B3,5 , 4.287%, 7/25/2048	A	[2]	160,000	161,370
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[5] , 5.883%, 7/10/2038	Aaa		415,000	470,100
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5] , 5.282%, 1/12/2043	Aaa		650,000	709,604
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5] , 5.205%, 12/15/2044	Aaa		325,000	362,508
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5] , 5.871%, 4/15/2045	Aaa		435,000	494,694
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[3] , 4.07%, 11/15/2043	AAA	[2]	200,000	212,125
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[5] , 5.866%, 6/15/2038	Aaa		275,000	312,819
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A3 , 3.913%, 6/25/2043	Aaa		78,997	83,129
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[5] , 5.414%, 7/12/2046	Aaa		125,000	139,977
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[5] , 5.201%, 11/14/2042	Aaa		100,000	110,967
OBP Depositor LLC Trust, Series 2010-OBP, Class A3 , 4.646%, 7/15/2045	AAA	[2]	100,000	111,803
Vornado DP LLC, Series 2010-VNO, Class A2FX3 , 4.004%, 9/13/2028	AAA	[2]	245,000	262,532
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5] , 5.205%, 10/15/2044	Aaa		150,000	165,571
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[5] , 5.737%, 5/15/2043	Aaa		115,000	129,771
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5] , 6.011%, 6/15/2045	Aaa		280,000	320,875

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT / SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3] , 4.393%, 11/15/2043	Aaa		$275,000	$299,206

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,586,683)				6,893,257

FOREIGN GOVERNMENT BONDS - 0.7%

Republic of Italy (Italy), 2.125%, 10/5/2012 (Identified Cost $1,176,046)	WR	[7]	1,190,000	1,190,821

MUNICIPAL BONDS - 0.7%

Monroe County Water Authority, Water Utility Impt., Revenue Bond, 6.339%, 8/1/2035	Aa2		500,000	635,360
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031	Aa2		500,000	583,315

TOTAL MUNICIPAL BONDS (Identified Cost $1,000,000)				1,218,675

MUTUAL FUNDS - 4.2%

iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $6,903,050)			60,700	7,022,990

U.S. GOVERNMENT AGENCIES - 6.6%

Mortgage-Backed Securities - 6.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			$1,263,009	1,379,610
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			92,349	100,933
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			108,186	117,295
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			790,718	863,717
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			139,539	151,289
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			1,398,608	1,527,727
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			83,116	90,590
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			1,997,249	2,202,541
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040			1,502,138	1,657,563
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			450,572	489,218
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			138,124	149,782
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022			96,404	104,541
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023			79,106	85,733
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023			138,917	153,049
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037			253,686	280,096
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038			74,348	80,923
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038			137,955	150,370
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040			829,560	915,919

Investment Portfolio - March 31, 2012

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	$525,112	$579,778

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $10,880,548)		11,080,674

SHORT-TERM INVESTMENTS - 1.4%

Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.12%, (Identified Cost $2,436,782)	2,436,782	2,436,782

TOTAL INVESTMENTS - 99.9% (Identified Cost $156,640,406)		168,110,298
OTHER ASSETS, LESS LIABILITIES - 0.1%		252,184

NET ASSETS - 100%		$168,362,482

G.O. Bond - General Obligation Bond

Impt. - Improvement

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $13,502,521, or 8.0%, of the Series’ net assets as of March 31, 2012.

4Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2012.

5The coupon rate is floating and is the effective rate as of March 31, 2012.

6The rate shown is a fixed rate as of March 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

7Credit rating has been withdrawn. As of March 31, 2012, there is no rating available.

8Rate shown is the current yield as of March 31, 2012.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$156,640,406
Unrealized appreciation	11,849,593
Unrealized depreciation	(379,701)

Net unrealized appreciation	$11,469,892

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$2,011,023	$821,628	$1,189,395	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	11,080,674	—	11,080,674	—
States and political subdivisions (municipals)	1,218,675	—	1,218,675	—
Corporate Debt:
Consumer Discretionary	20,049,568	—	20,049,568	—
Consumer Staples	3,938,424	—	3,938,424	—
Energy	9,527,890	—	9,527,890	—
Financials	48,006,134	—	48,006,134	—
Health Care	5,719,794	—	5,719,794	—
Industrials	18,489,050	—	18,489,050	—
Information Technology	7,570,824	—	7,570,824	—
Materials	14,346,363	—	14,346,363	—
Telecommunication Services	2,278,039	—	2,278,039	—
Utilities	3,289,697	—	3,289,697	—
Convertible corporate debt:
Health Care	121,200	—	121,200	—
Information Technology	1,633,425	—	1,633,425	—
Asset-backed securities	1,285,668	—	1,285,668	—
Commercial mortgage-backed securities	6,893,257	—	6,893,257	—
Foreign government bonds	1,190,821	—	1,190,821	—
Mutual funds	9,459,772	9,459,772	—	—

Total assets	$168,110,298	$10,281,400	$157,828,898	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 78.8%

Convertible Corporate Bonds - 1.1%

Financials - 0.5%
Real Estate Investment Trusts (REITS) - 0.5%
BioMed Realty LP2 , 3.75%, 1/15/2030	WR	[3]	$2,375,000	$2,802,500

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc., 3.00%, 5/15/2016	B	[4]	655,000	657,456

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., 1.75%, 12/1/2013	A	[4]	1,685,000	3,163,588

Total Convertible Corporate Bonds (Identified Cost $5,486,138)				6,623,544

Non-Convertible Corporate Bonds - 77.7%
Consumer Discretionary - 11.5%
Auto Components - 0.2%
UCI International, Inc., 8.625%, 2/15/2019	B3		1,000,000	1,027,500

Hotels, Restaurants & Leisure - 1.7%
International Game Technology, 7.50%, 6/15/2019	Baa2		5,505,000	6,448,216
Scientific Games Corp., 8.125%, 9/15/2018	B1		495,000	538,931
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		3,295,000	3,406,038

				10,393,185

Household Durables - 0.8%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[2] , 7.75%, 4/15/2020	B2		700,000	715,750
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		4,000,000	4,068,744

				4,784,494

Media - 4.2%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1		605,000	658,694
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		4,710,000	5,179,582
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		4,875,000	5,511,149
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2		370,000	403,300
Nara Cable Funding Ltd. (Ireland)[2] , 8.875%, 12/1/2018	B1		980,000	931,000
NBCUniversal Media LLC, 5.15%, 4/30/2020	Baa2		5,510,000	6,236,246
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		4,110,000	4,513,807
UPCB Finance III Ltd. (Cayman Islands)[2] , 6.625%, 7/1/2020	Ba3		990,000	1,009,800
UPCB Finance VI Ltd. (Cayman Islands)[2] , 6.875%, 1/15/2022	Ba3		910,000	939,575

				25,383,153

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2		3,225,000	3,931,294

Specialty Retail - 3.2%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3		1,650,000	1,696,626

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Best Buy Co., Inc., 5.50%, 3/15/2021	Baa2	$4,000,000	$3,912,100
The Home Depot, Inc., 5.40%, 3/1/2016	A3	4,325,000	4,991,032
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3	3,175,000	3,776,450
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	2,500,000	2,671,987
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	1,000,000	1,037,500
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1	990,000	1,033,313

			19,119,008

Textiles, Apparel & Luxury Goods - 0.7%
Jones Group - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3	700,000	685,125
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,313,877

			3,999,002

Total Consumer Discretionary			68,637,636

Consumer Staples - 1.3%
Beverages - 0.4%
Beam, Inc., 5.375%, 1/15/2016	Baa2	813,000	902,309
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba2	650,000	736,125
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	713,000	958,328

			2,596,762

Food Products - 0.7%
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	4,332,029

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	28,596

Personal Products - 0.2%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2	990,000	1,064,250

Total Consumer Staples			8,021,637

Energy - 6.6%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	4,162,496
Calfrac Holdings LP2 , 7.50%, 12/1/2020	B1	1,405,000	1,412,025
Petroleum Geo-Services ASA (Norway)[2] , 7.375%, 12/15/2018	Ba2	1,000,000	1,040,000
Schlumberger Oilfield plc (United Kingdom)[2] , 4.20%, 1/15/2021	A1	2,630,000	2,847,007
SESI LLC, 6.375%, 5/1/2019	Ba3	710,000	752,600
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	696,000	765,600
Trinidad Drilling Ltd. (Canada)[2] , 7.875%, 1/15/2019	B2	700,000	744,625
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	6,175,000	8,183,678

			19,908,031

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	$5,825,000	$6,715,625
Chaparral Energy, Inc., 8.25%, 9/1/2021	Caa1	605,000	644,325
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[2], 6.625%, 11/15/2019	Ba3	1,030,000	1,022,275
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2], 10.875%, 4/1/2017	B1	395,000	444,375
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	Caa1	650,000	703,625
PBF Holding Co. LLC - PBF Finance Corp.[2] , 8.25%, 2/15/2020	Ba3	980,000	999,600
Petrobras International Finance Co. (Cayman Islands), 5.375%, 1/27/2021	A3	6,900,000	7,429,499
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	Ba3	750,000	789,375
Tesoro Corp., 9.75%, 6/1/2019	Ba1	615,000	701,100

			19,449,799

Total Energy			39,357,830

Financials - 30.5%
Capital Markets - 7.8%
Credit Suisse AG (Switzerland)[2], 2.60%, 5/27/2016	Aaa	4,295,000	4,378,765
GFI Group, Inc., 8.375%, 7/19/2018	Ba2	1,205,000	1,147,763
Goldman Sachs Capital II6, 5.793%, 6/1/2043	Baa2	4,205,000	2,885,681
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	3,385,000	3,651,163
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1	4,510,000	4,584,762
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	6,925,000	7,686,750
Merrill Lynch & Co., Inc., 6.05%, 8/15/2012	Baa1	4,300,000	4,374,687
Morgan Stanley, 5.55%, 4/27/2017	A2	3,544,000	3,626,621
Morgan Stanley, 7.30%, 5/13/2019	A2	4,310,000	4,638,258
Morgan Stanley, 5.50%, 1/26/2020	A2	4,485,000	4,374,131
Morgan Stanley, 5.75%, 1/25/2021	A2	5,400,000	5,301,623

			46,650,204

Commercial Banks - 8.2%
Bank of Montreal (Canada)[2], 1.30%, 10/31/2014	Aaa	1,400,000	1,412,389
Bank of Nova Scotia (Canada)[2], 1.65%, 10/29/2015	Aaa	3,000,000	3,047,949
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	A2	2,770,000	2,676,069
KeyBank National Association, 5.45%, 3/3/2016	Baa1	4,640,000	5,097,852
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	5,665,000	6,513,470
National Bank of Canada (Canada)[2], 2.20%, 10/19/2016	Aaa	2,700,000	2,773,505
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,233,164
PNC Bank National Association, 5.25%, 1/15/2017	A3	5,640,000	6,245,493
Royal Bank of Canada (Canada)[2], 3.125%, 4/14/2015	Aaa	3,000,000	3,175,872
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa1	750,000	759,997

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
Santander Issuances S.A. Unipersonal (Spain)[2] , 5.911%, 6/20/2016	A2	$ 2,650,000	$2,567,283
Societe Generale S.A. (France)[2] , 5.75%, 4/20/2016	A2	2,755,000	2,741,007
The Toronto-Dominion Bank (Canada)[2] , 2.20%, 7/29/2015	Aaa	3,000,000	3,102,306
The Toronto-Dominion Bank (Canada)[2] , 1.625%, 9/14/2016	Aaa	1,400,000	1,405,277
Wachovia Corp., 5.25%, 8/1/2014	A3	4,500,000	4,843,503

			48,595,136

Consumer Finance - 1.9%
American Express Co., 8.125%, 5/20/2019	A3	3,935,000	5,144,198
American Express Co.[6] , 6.80%, 9/1/2066	Baa2	3,445,000	3,513,900
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	1,395,000	1,506,600
Discover Financial Services, 10.25%, 7/15/2019	Ba1	1,055,000	1,385,004

			11,549,702

Diversified Financial Services - 3.9%
Bank of America Corp., 5.75%, 8/15/2016	Baa2	3,715,000	3,868,240
Bank of America Corp., 5.65%, 5/1/2018	Baa1	2,675,000	2,855,568
Bank of America Corp., 7.625%, 6/1/2019	Baa1	3,315,000	3,822,580
Bank of America Corp.[7] , 5.13%, 2/24/2026	Baa1	2,720,000	2,643,421
Citigroup, Inc., 8.50%, 5/22/2019	A3	4,110,000	5,067,129
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,968,710

			23,225,648

Insurance - 1.4%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	1,840,000	1,880,669
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	5,817,991
Hartford Financial Services Group, Inc.[6] , 8.125%, 6/15/2038	Ba1	580,000	619,150

			8,317,810

Real Estate Investment Trusts (REITS) - 7.3%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,841,058
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	5,106,259
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,501,705
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,089,226
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,309,881
HCP, Inc., 6.70%, 1/30/2018	Baa2	4,500,000	5,197,937
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,531,675
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,217,812
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	2,365,000	2,696,561
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	5,055,344

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc., 4.625%, 1/10/2022	Baa2	$ 5,700,000	$5,835,267

			43,382,725

Total Financials			181,721,225

Health Care - 2.3%
Health Care Equipment & Supplies - 0.8%
Alere, Inc., 9.00%, 5/15/2016	B3	1,300,000	1,355,250
CR Bard, Inc., 4.40%, 1/15/2021	A3	800,000	887,949
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2	720,000	797,400
Fresenius US Finance II, Inc.[2] , 9.00%, 7/15/2015	Ba1	1,320,000	1,521,300

			4,561,899

Health Care Providers & Services - 1.1%
BioScrip, Inc., 10.25%, 10/1/2015	Caa1	420,000	454,650
Health Management Associates, Inc., 6.125%, 4/15/2016	BB4	1,360,000	1,422,900
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3	4,000,000	4,486,640

			6,364,190

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	A3	2,400,000	2,693,899

Total Health Care			13,619,988

Industrials - 11.1%
Aerospace & Defense - 2.1%
The Boeing Co., 6.00%, 3/15/2019	A2	3,465,000	4,259,275
Ducommun, Inc., 9.75%, 7/15/2018	B3	720,000	763,200
Textron, Inc., 4.625%, 9/21/2016	Baa3	3,100,000	3,272,850
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,351,060

			12,646,385

Air Freight & Logistics - 0.4%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2	1,640,000	1,713,800
FedEx Corp., 8.00%, 1/15/2019	Baa1	435,000	562,318

			2,276,118

Airlines - 1.3%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	295,676	314,155
Continental Airlines, Inc.[2] , 6.75%, 9/15/2015	Ba2	1,330,000	1,334,987
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1	1,099,401	1,203,844
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3	630,000	604,800

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	$365,000	$351,312
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,220,831

			8,029,929

Building Products - 0.4%
Building Materials Corp. of America, 7.50%, 3/15/2020	Ba3	1,025,000	1,086,500
Owens Corning, 9.00%, 6/15/2019	Ba1	1,240,000	1,530,826

			2,617,326

Commercial Services & Supplies - 1.0%
Garda World Security Corp. (Canada)[2] , 9.75%, 3/15/2017	B2	1,220,000	1,299,300
International Lease Finance Corp., 8.625%, 1/15/2022	B1	940,000	1,044,968
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	2,950,000	3,686,288

			6,030,556

Industrial Conglomerates - 1.6%
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,492,037
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	3,105,000	3,521,880
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,428,574
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	800,000	863,158

			9,305,649

Machinery - 2.6%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,309,149
Dynacast International LLC - Dynacast Finance, Inc.[2] , 9.25%, 7/15/2019	B2	1,000,000	1,045,000
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,618,822
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	2,350,000	2,544,589
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	2,925,000	2,945,329

			15,462,889

Marine - 0.2%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	1,000,000	1,025,000

Road & Rail - 1.5%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	B2	680,000	708,900
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	3,932,000	4,063,879
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	4,295,619

			9,068,398

Total Industrials			66,462,250

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 1.9%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	$705,000	$736,725

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., 4.00%, 2/1/2022	Baa2	1,500,000	1,509,715
Corning, Inc., 4.25%, 8/15/2020	A3	2,500,000	2,655,727
CPI International, Inc., 8.00%, 2/15/2018	B3	730,000	644,225

			4,809,667

Office Electronics - 0.7%
Xerox Corp.[6] , 1.874%, 9/13/2013	Baa2	3,900,000	3,934,534

Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	830,000	925,450

Software - 0.1%
Sophia LP - Sophia Finance, Inc.[2] , 9.75%, 1/15/2019	Caa1	685,000	731,237

Total Information Technology			11,137,613

Materials - 7.5%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	1,635,000	2,020,008
LyondellBasell Industries N.V. (Netherlands)[2] , 5.00%, 4/15/2019	Ba2	700,000	700,000
Taminco Global Chemical Corp.[2] , 9.75%, 3/31/2020	Caa1	680,000	707,200

			3,427,208

Containers & Packaging - 0.3%
Longview Fibre Paper & Packaging, Inc.[2] , 8.00%, 6/1/2016	B2	705,000	718,219
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 9.875%, 8/15/2019	Caa1	990,000	1,012,275

			1,730,494

Metals & Mining - 5.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	2,276,663
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	5,185,000	5,620,079
ArcelorMittal (Luxembourg), 5.50%, 3/1/2021	Baa3	5,460,000	5,358,853
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	4,005,397
Calcipar S.A. (Luxembourg)[2] , 6.875%, 5/1/2018	B1	1,075,000	1,091,125
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,101,908
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	2,000,000	2,060,744
FMG Resources August 2006 Pty. Ltd. (Australia)[2] , 6.875%, 2/1/2018	B1	1,030,000	1,030,000
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	2,925,000	2,809,223
Mirabela Nickel Ltd. (Australia)[2] , 8.75%, 4/15/2018	B2	710,000	610,600
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	4,000,000	4,129,432

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	$3,010,000	$2,970,500

			33,064,524

Paper & Forest Products - 1.1%
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,718,508

Total Materials			44,940,734

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 1.4%
Inmarsat Finance plc (United Kingdom)[2] , 7.375%, 12/1/2017	Ba2	1,660,000	1,772,050
Sable International Finance Ltd. (Cayman Islands)[2] , 8.75%, 2/1/2020	Ba2	970,000	1,028,200
Verizon Communications, Inc., 3.00%, 4/1/2016	A3	2,765,000	2,924,892
Wind Acquisition Finance S.A. (Luxembourg)[2] , 11.75%, 7/15/2017	B3	905,000	891,425
Wind Acquisition Finance S.A. (Luxembourg)[2] , 7.25%, 2/15/2018	Ba3	1,525,000	1,437,313
Windstream Corp., 7.50%, 6/1/2022	Ba3	585,000	611,325

			8,665,205

Wireless Telecommunication Services - 1.8%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2] , 7.75%, 5/1/2017	Baa3	1,465,000	1,596,850
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	A2	4,070,000	4,523,512
Crown Castle Towers LLC[2] , 4.883%, 8/15/2020	A2	610,000	627,639
NII Capital Corp., 7.625%, 4/1/2021	B2	1,530,000	1,495,575
SBA Tower Trust[2] , 5.101%, 4/15/2017	A2	2,095,000	2,261,006

			10,504,582

Total Telecommunication Services			19,169,787

Utilities - 1.8%
Electric Utilities - 1.8%
Allegheny Energy Supply Co. LLC[2] , 5.75%, 10/15/2019	Baa3	2,385,000	2,586,592
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa1	4,000,000	4,110,848
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,829,858

Total Utilities			10,527,298

Total Non-Convertible Corporate Bonds			463,595,998

(Identified Cost $428,416,141)
TOTAL CORPORATE BONDS (Identified Cost $433,902,279)			470,219,542

PREFERRED STOCKS - 1.9%
Financials - 1.9%
Commercial Banks - 0.9%
PNC Financial Services Group, Inc., Series K (non-cumulative), 8.25%[8]	Baa3	1,850	1,898,246

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		SHARES/ PRINCIPAL AMOUNT	VALUE

PREFERRED STOCKS (continued)

Financials (continued)
Commercial Banks (continued)
U.S. Bancorp., Series F (non-cumulative), 6.50%[8]	A3		114,010	$3,099,932

				4,998,178

Diversified Financial Services - 0.5%
Bank of America Corp., Series M (non-cumulative), 8.125%[8]	Ba3		3,000	3,088,740

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1		109,100	2,996,977

TOTAL PREFERRED STOCKS (Identified Cost $9,983,398)				11,083,895

ASSET-BACKED SECURITIES - 1.1%
FDIC Trust, Series 2011-R1, Class A2 , 2.672%, 7/25/2026	Aaa		$1,170,951	1,201,962
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B6 , 1.992%, 4/15/2013	Aaa		75,302	75,466
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2] , 5.29%, 3/25/2016	Aaa		2,585,000	2,832,938
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2] , 3.74%, 2/25/2017	Aaa		2,360,000	2,491,250
SLM Student Loan Trust, Series 2002-4, Class A4[6] , 0.614%, 3/15/2017	Aaa		215,787	214,606

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,400,396)				6,816,222

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA	[4]	394,622	417,168
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4[6] , 5.731%, 5/10/2045	AAA	[4]	700,000	795,397
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	378,041
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	785,277
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[6] , 5.719%, 9/11/2038	Aaa		1,010,000	1,146,485
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[4]	650,000	735,106
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2] , 3.759%, 4/15/2044	Aaa		240,000	252,439
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[6] , 5.225%, 7/15/2044	Aaa		500,000	556,538
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[6] , 5.726%, 3/15/2049	Aaa		575,000	652,227
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[6] , 5.75%, 6/10/2046	AAA	[4]	900,000	1,015,324

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2] , 3.156%, 7/10/2046	Aaa		$1,267,553	$1,319,401
FREMF Mortgage Trust, Series 2011-K701, Class B2,6 , 4.287%, 7/25/2048	A	[4]	950,000	958,134
FREMF Mortgage Trust, Series 2011-K702, Class B2,6 , 4.771%, 4/25/2044	A3		230,000	237,194
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[6] , 5.883%, 7/10/2038	Aaa		1,695,000	1,920,047
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[6] , 5.282%, 1/12/2043	Aaa		850,000	927,943
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[6] , 5.205%, 12/15/2044	Aaa		1,670,000	1,862,732
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[6] , 5.871%, 4/15/2045	Aaa		1,075,000	1,222,520
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	AAA	[4]	750,000	795,470
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[6] , 5.866%, 6/15/2038	Aaa		970,000	1,103,396
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[6] , 5.414%, 7/12/2046	Aaa		605,000	677,486
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[6] , 5.201%, 11/14/2042	Aaa		385,000	427,221
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A6 , 5.23%, 9/15/2042	Aaa		210,000	232,431
Morgan Stanley Capital I, Series 2011-C1, Class A2[2] , 3.884%, 9/15/2047	AAA	[4]	200,000	213,322
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[4]	420,000	469,572
Vornado DP LLC, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[4]	1,195,000	1,280,515
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[6] , 5.205%, 10/15/2044	Aaa		1,220,000	1,346,642
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[6] , 5.737%, 5/15/2043	Aaa		770,000	868,902
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[6] , 6.011%, 6/15/2045	Aaa		1,220,000	1,398,101
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa		1,350,000	1,468,833

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $24,154,404)				25,463,864

FOREIGN GOVERNMENT BONDS - 0.7%
Republic of Italy (Italy), 2.125%, 10/5/2012 (Identified Cost $4,213,801)	WR	[3]	4,265,000	4,267,943

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS - 0.5%
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031 (Identified Cost $2,500,000)	Aa2	$2,500,000	$2,916,575

MUTUAL FUNDS - 2.5%
iShares iBoxx Investment Grade Corporate Bond Fund		126,140	14,594,398
John Hancock Preferred Income Fund		10,500	228,690

TOTAL MUTUAL FUNDS (Identified Cost $14,987,431)			14,823,088

U.S. GOVERNMENT AGENCIES - 6.5%
Mortgage-Backed Securities - 6.5%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		$3,063,350	3,346,159
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		241,681	264,144
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		262,938	285,078
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		1,922,437	2,099,916
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		337,946	366,403
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		3,393,167	3,706,425
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		201,876	220,029
Fannie Mae, Pool #918516, 5.50%, 6/1/2037		1,725,879	1,882,086
Fannie Mae, Pool #995876, 6.00%, 11/1/2038		9,751,274	10,753,582
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040		4,152,729	4,582,409
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		1,095,319	1,189,267
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		335,186	363,477
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		234,165	253,929
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		192,317	208,429
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		336,728	370,984
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023		165,241	178,795
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037		494,164	545,608
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038		124,020	134,988
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038		2,468,098	2,685,587
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038		1,851,588	2,014,749
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038		230,207	250,925
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040		279,977	304,735
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040		1,595,095	1,761,149
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040		997,713	1,101,577

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $38,182,787)			38,870,430

SHORT-TERM INVESTMENTS - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.12%, (Identified Cost $14,511,822)		14,511,822	14,511,822

Investment Portfolio - March 31, 2012

(unaudited)

CORE PLUS BOND SERIES	VALUE
TOTAL INVESTMENTS - 98.7% (Identified Cost $548,836,318)	$588,973,381

OTHER ASSETS, LESS LIABILITIES - 1.3%	7,764,144

NET ASSETS - 100%	$596,737,525

* Less than 0.1%

EUR - Euro currency

G.O. Bond - General Obligation Bond

Impt. - Improvement

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $86,366,782, or 14.5%, of the Series’ net assets as of March 31, 2012.

3Credit rating has been withdrawn. As of March 31, 2012, there is no rating available.

4Credit ratings from S&P (unaudited).

6The coupon rate is floating and is the effective rate as of March 31, 2012.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2012.

8The rate shown is a fixed rate as of March 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022.

9Rate shown is the current yield as of March 31, 2012.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$548,845,637
Unrealized appreciation	42,469,391
Unrealized depreciation	(2,341,647)

Net unrealized appreciation	$40,127,744

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$11,083,895	$2,996,977	$8,086,918	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	38,870,430	—	38,870,430	—
States and political subdivisions (municipals)	2,916,575	—	2,916,575	—
Corporate Debt:
Consumer Discretionary	68,637,636	—	68,637,636	—
Consumer Staples	8,021,637	—	8,021,637	—
Energy	39,357,830	—	39,357,830	—
Financials	181,721,225	—	181,721,225	—
Health Care	13,619,988	—	13,619,988	—
Industrials	66,462,250	—	66,462,250	—
Information Technology	11,137,613	—	11,137,613	—
Materials	44,940,734	—	44,940,734	—
Telecommunication Services	19,169,787	—	19,169,787	—
Utilities	10,527,298	—	10,527,298	—
Convertible corporate debt:
Financials	2,802,500	—	2,802,500	—
Health Care	657,456	—	657,456	—
Information Technology	3,163,588	—	3,163,588	—
Asset-backed securities	6,816,222	—	6,816,222	—
Commercial mortgage-backed securities	25,463,864	—	25,463,864	—
Foreign government bonds	4,267,943	—	4,267,943	—
Mutual funds	29,334,910	29,334,910	—	—

Total assets	$588,973,381	$32,331,887	$556,641,494	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 94.1%

Convertible Corporate Bonds - 1.3%
Health Care - 0.4%

Health Care Equipment & Supplies - 0.4%
Alere, Inc., 3.00%, 5/15/2016	B	[2]	$825,000	$828,094

Materials - 0.9%
Containers & Packaging - 0.9%
Owens-Brockway Glass Container, Inc.[3], 3.00%, 6/1/2015	Ba3		1,705,000	1,668,769

Total Convertible Corporate Bonds (Identified Cost $2,367,701)				2,496,863

Non-Convertible Corporate Bonds - 92.8%
Consumer Discretionary - 15.9%
Auto Components - 0.8%
UCI International, Inc., 8.625%, 2/15/2019	B3		1,460,000	1,500,150

Hotels, Restaurants & Leisure - 1.0%
Scientific Games Corp., 8.125%, 9/15/2018	B1		1,705,000	1,856,319

Household Durables - 1.0%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[3], 7.75%, 4/15/2020	B2		1,810,000	1,838,800

Media - 9.0%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1		1,580,000	1,720,225
Columbus International, Inc. (Barbados)[3], 11.50%, 11/20/2014	B2		1,770,000	1,963,815
Kabel BW Erste Beteiligungs GmbH - Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)[3] , 7.50%, 3/15/2019	B1		1,660,000	1,792,800
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B2		1,495,000	1,629,550
Nara Cable Funding Ltd. (Ireland)[3], 8.875%, 12/1/2018	B1		1,715,000	1,629,250
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3], 8.125%, 12/1/2017	B1		2,400,000	2,592,000
UPCB Finance III Ltd. (Cayman Islands)[3], 6.625%, 7/1/2020	Ba3		1,680,000	1,713,600
UPCB Finance VI Ltd. (Cayman Islands)[3], 6.875%, 1/15/2022	Ba3		2,000,000	2,065,000
XM Satellite Radio, Inc.[3], 7.625%, 11/1/2018	B2		1,315,000	1,420,200

				16,526,440

Specialty Retail - 3.1%
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3		2,630,000	2,728,625
Toys R Us Property Co. II LLC, 8.50%, 12/1/2017	Ba1		2,885,000	3,011,219

				5,739,844

Textiles, Apparel & Luxury Goods - 1.0%
Jones Group - Apparel Group Holdings - Apparel Group USA – Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3		1,870,000	1,830,263

Total Consumer Discretionary				29,291,816

Consumer Staples - 1.5%
Beverages - 0.6%
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba2		1,000,000	1,132,500

Investment Portfolio - March 31, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Personal Products - 0.9%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B2	$1,530,000	$1,644,750

Total Consumer Staples			2,777,250

Energy - 11.7%
Energy Equipment & Services - 5.8%
Calfrac Holdings LP3, 7.50%, 12/1/2020	B1	3,680,000	3,698,400
Petroleum Geo-Services ASA (Norway)[3], 7.375%, 12/15/2018	Ba2	1,500,000	1,560,000
SESI LLC, 6.375%, 5/1/2019	Ba3	1,675,000	1,775,500
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	1,568,000	1,724,800
Trinidad Drilling Ltd. (Canada)[3], 7.875%, 1/15/2019	B2	1,740,000	1,850,925

			10,609,625

Oil, Gas & Consumable Fuels - 5.9%
Chaparral Energy, Inc., 8.25%, 9/1/2021	Caa1	1,740,000	1,853,100
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[3], 6.625%, 11/15/2019	Ba3	1,720,000	1,707,100
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 10.875%, 4/1/2017	B1	640,000	720,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	Caa1	1,650,000	1,786,125
PBF Holding Co. LLC - PBF Finance Corp.[3], 8.25%, 2/15/2020	Ba3	1,715,000	1,749,300
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	Ba3	1,410,000	1,484,025
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,440,000	1,641,600

			10,941,250

Total Energy			21,550,875

Financials - 14.3%
Capital Markets - 3.0%
GFI Group, Inc., 8.375%, 7/19/2018	Ba2	1,985,000	1,890,713
Goldman Sachs Capital II5, 5.793%, 6/1/2043	Baa2	2,400,000	1,647,000
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	1,750,000	1,942,500

			5,480,213

Commercial Banks - 1.0%
CIT Group, Inc., 5.25%, 3/15/2018	B1	1,895,000	1,932,900

Consumer Finance - 5.6%
American Express Co.[5], 6.80%, 9/1/2066	Baa2	3,440,000	3,508,800
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	3,180,000	3,434,400
Discover Financial Services, 10.25%, 7/15/2019	Ba1	2,650,000	3,478,920

			10,422,120

Diversified Financial Services - 2.3%
CNH Capital LLC[3], 6.25%, 11/1/2016	Ba2	1,730,000	1,855,425

Investment Portfolio - March 31, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	Ba1		$1,000,000	$1,235,000
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[3], 5.625%, 3/15/2020	Ba1		380,000	382,850
Neuberger Berman Group LLC - Neuberger Berman Finance Corp.[3], 5.875%, 3/15/2022	Ba1		755,000	762,550

				4,235,825

Insurance - 0.9%
Hartford Financial Services Group, Inc.[5], 8.125%, 6/15/2038	Ba1		1,500,000	1,601,250

Real Estate Investment Trusts (REITS) - 1.5%
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba1		2,470,000	2,717,000

Total Financials				26,389,308

Health Care - 9.7%
Health Care Equipment & Supplies - 5.0%
Alere, Inc., 7.875%, 2/1/2016	B2		1,000,000	1,042,500
Alere, Inc., 9.00%, 5/15/2016	B3		2,333,000	2,432,152
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2		2,370,000	2,624,775
Fresenius US Finance II, Inc.[3], 9.00%, 7/15/2015	Ba1		2,820,000	3,250,050

				9,349,477

Health Care Providers & Services - 3.7%
BioScrip, Inc., 10.25%, 10/1/2015	Caa1		1,200,000	1,299,000
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[2]	3,505,000	3,667,106
STHI Holding Corp.[3], 8.00%, 3/15/2018	B2		1,725,000	1,828,500

				6,794,606

Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International[3], 6.75%, 8/15/2021	B1		1,895,000	1,842,887

Total Health Care				17,986,970

Industrials - 16.3%
Aerospace & Defense - 0.9%
Ducommun, Inc., 9.75%, 7/15/2018	B3		1,665,000	1,764,900

Air Freight & Logistics - 1.5%
Aguila 3 S.A. (Luxembourg)[3] , 7.875%, 1/31/2018	B2		2,660,000	2,779,700

Airlines - 3.3%
Continental Airlines, Inc.[3], 6.75%, 9/15/2015	Ba2		3,450,000	3,462,937
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	Ba3		1,890,000	1,814,400
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		850,000	818,125

				6,095,462

Investment Portfolio - March 31, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 2.9%
Building Materials Corp. of America[3], 6.875%, 8/15/2018	Ba3	$825,000	$867,281
Building Materials Corp. of America[3], 7.50%, 3/15/2020	Ba3	1,800,000	1,908,000
Owens Corning, 9.00%, 6/15/2019	Ba1	2,075,000	2,561,664

			5,336,945

Commercial Services & Supplies - 2.6%
Garda World Security Corp. (Canada)[3], 9.75%, 3/15/2017	B2	2,015,000	2,145,975
International Lease Finance Corp., 8.625%, 1/15/2022	B1	2,350,000	2,612,420

			4,758,395

Industrial Conglomerates - 1.2%
GE Capital Trust I5, 6.375%, 11/15/2067	Aa3	2,250,000	2,289,375

Machinery - 1.4%
Dynacast International LLC - Dynacast Finance, Inc.[3], 9.25%, 7/15/2019.	B2	2,500,000	2,612,500

Marine - 1.5%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	2,685,000	2,752,125

Road & Rail - 1.0%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	B2	1,705,000	1,777,463

Total Industrials			30,166,865

Information Technology - 5.6%
Communications Equipment - 2.5%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	2,630,000	2,748,350
Viasat, Inc.[3], 6.875%, 6/15/2020	B1	1,845,000	1,891,125

			4,639,475

Electronic Equipment, Instruments & Components - 0.8%
CPI International, Inc., 8.00%, 2/15/2018	B3	1,700,000	1,500,250

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc., 7.75%, 8/1/2020	Ba3	760,000	836,000
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	1,360,000	1,516,400

			2,352,400

Software - 1.0%
Sophia LP - Sophia Finance, Inc.[3], 9.75%, 1/15/2019	Caa1	1,745,000	1,862,787

Total Information Technology			10,354,912

Materials - 7.9%
Chemicals - 1.9%
LyondellBasell Industries N.V. (Netherlands)[3], 5.00%, 4/15/2019	Ba2	1,810,000	1,810,000

Investment Portfolio - March 31, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
Taminco Global Chemical Corp.[3], 9.75%, 3/31/2020	Caa1	$1,705,000	$1,773,200

			3,583,200

Containers & Packaging - 2.4%
Longview Fibre Paper & Packaging, Inc.[3], 8.00%, 6/1/2016	B2	1,665,000	1,696,219
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[3], 9.875%, 8/15/2019	Caa1	2,690,000	2,750,525

			4,446,744

Metals & Mining - 3.6%
Calcipar S.A. (Luxembourg)[3], 6.875%, 5/1/2018	B1	2,510,000	2,547,650
FMG Resources August 2006 Pty. Ltd. (Australia)[3], 6.875%, 2/1/2018	B1	2,645,000	2,645,000
Mirabela Nickel Ltd. (Australia)[3], 8.75%, 4/15/2018	B2	1,680,000	1,444,800

			6,637,450

Total Materials			14,667,394

Telecommunication Services - 9.9%
Diversified Telecommunication Services - 7.2%
Inmarsat Finance plc (United Kingdom)[3], 7.375%, 12/1/2017	Ba2	4,170,000	4,451,475
Intelsat Jackson Holdings S.A. (Luxembourg), 7.25%, 4/1/2019	B3	1,775,000	1,865,969
Sable International Finance Ltd. (Cayman Islands)[3], 8.75%, 2/1/2020	Ba2	1,720,000	1,823,200
Wind Acquisition Finance S.A. (Luxembourg)[3], 11.75%, 7/15/2017	B3	1,800,000	1,773,000
Wind Acquisition Finance S.A. (Luxembourg)[3], 7.25%, 2/15/2018	Ba3	1,525,000	1,437,313
Windstream Corp., 7.50%, 6/1/2022	Ba3	1,750,000	1,828,750

			13,179,707

Wireless Telecommunication Services - 2.7%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3], 7.75%, 5/1/2017	Baa3	2,370,000	2,583,300
NII Capital Corp., 8.875%, 12/15/2019	B2	1,845,000	1,932,637
NII Capital Corp., 7.625%, 4/1/2021	B2	500,000	488,750

			5,004,687

Total Telecommunication Services			18,184,394

Total Non-Convertible Corporate Bonds (Identified Cost $165,271,172)			171,369,784

TOTAL CORPORATE BONDS (Identified Cost $167,638,873)			173,866,647

PREFERRED STOCKS - 1.1%
Financials - 1.1%
Diversified Financial Services - 1.1%
Bank of America Corp., Series K (non-cumulative), 8.00%[6] (Identified Cost $1,751,076)	Ba3	1,910,000	1,958,590

Investment Portfolio - March 31, 2012

(unaudited)

HIGH YIELD BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENTS - 3.8%
Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.12%, (Identified Cost $7,021,934)	7,021,934	$7,021,934

TOTAL INVESTMENTS - 99.0% (Identified Cost $176,411,883)		182,847,171
OTHER ASSETS, LESS LIABILITIES - 1.0%		1,852,103

NET ASSETS - 100%		$184,699,274

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $83,972,608, or 45.5%, of the Series’ net assets as of March 31, 2012.

5The coupon rate is floating and is the effective rate as of March 31, 2012.

6The rate shown is a fixed rate as of March 31, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2013 to 2022. 7Rate shown is the current yield as of March 31, 2012.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$176,440,683
Unrealized appreciation	$7,488,023
Unrealized depreciation	(1,081,535)

Net unrealized appreciation	$6,406,488

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$1,958,590	$—	$1,958,590	$—
Debt securities:
Corporate Debt:
Consumer Discretionary	29,291,816	—	29,291,816	—
Consumer Staples	2,777,250	—	2,777,250	—
Energy	21,550,875	—	21,550,875	—
Financials	26,389,308	—	26,389,308	—
Health Care	17,986,970	—	17,986,970	—
Industrials	30,166,865	—	30,166,865	—
Information Technology	10,354,912	—	10,354,912	—
Materials	14,667,394	—	14,667,394	—
Telecommunication Services	18,184,394	—	18,184,394	—
Convertible corporate debt:
Health Care	828,094	—	828,094	—
Materials	1,668,769	—	1,668,769	—
Mutual funds	7,021,934	7,021,934	—	—

Total assets	$182,847,171	$7,021,934	$175,825,237	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.0%
Consumer Discretionary - 1.0%
Diversified Consumer Services - 1.0%
Sotheby’s	20,690	$813,945

Consumer Staples - 6.2%
Food & Staples Retailing - 3.1%
The Fresh Market, Inc.*	13,100	628,145
United Natural Foods, Inc.*	20,240	944,398
Whole Foods Market, Inc.	10,430	867,776

		2,440,319

Food Products - 3.1%
Corn Products International, Inc.	20,630	1,189,320
The Hain Celestial Group, Inc.*	21,300	933,153
SunOpta, Inc. (Canada)*	65,070	356,584

		2,479,057

Total Consumer Staples		4,919,376

Energy - 12.0%
Energy Equipment & Services - 7.6%
Baker Hughes, Inc.	18,210	763,727
Cameron International Corp.*	21,730	1,147,996
CARBO Ceramics, Inc.	8,450	891,053
Schlumberger Ltd.	13,940	974,824
Tidewater, Inc.	26,820	1,448,816
Weatherford International Ltd. - ADR (Switzerland)*	52,290	789,056

		6,015,472

Oil, Gas & Consumable Fuels - 4.4%
Cameco Corp. (Canada)	50,350	1,082,022
Gevo, Inc.*	70,220	645,322
Hess Corp.	28,760	1,695,402

		3,422,746

Total Energy		9,438,218

Financials - 13.5%
Diversified Financial Services - 3.0%
CME Group, Inc.	5,390	1,559,489
JSE Ltd. (South Africa)[1]	79,770	827,143

		2,386,632

Real Estate Investment Trusts (REITS) - 10.5%
American Campus Communities, Inc.	27,450	1,227,564
Digital Realty Trust, Inc.	21,650	1,601,451
DuPont Fabros Technology, Inc.	86,040	2,103,678
Education Realty Trust, Inc.	87,660	950,234
Home Properties, Inc.	26,310	1,605,173

Investment Portfolio - March 31, 2012

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Mid-America Apartment Communities, Inc.	11,650	$780,899

		8,268,999

Total Financials		10,655,631

Health Care - 2.7%
Health Care Equipment & Supplies - 2.7%
Neogen Corp.*	53,400	2,086,338

Industrials - 38.1%
Airlines - 1.5%
Copa Holdings S.A. - ADR - Class A (Panama)	15,190	1,203,048

Commercial Services & Supplies - 3.5%
Edenred (France)[1]	40,770	1,227,130
Ritchie Bros. Auctioneers, Inc. (Canada)	65,960	1,567,210

		2,794,340

Electrical Equipment - 3.8%
Polypore International, Inc.*	60,270	2,119,093
Schneider Electric S.A. (France)[1]	12,880	842,625

		2,961,718

Machinery - 22.3%
AGCO Corp.*	44,520	2,101,789
Deere & Co.	19,120	1,546,808
First Tractor Co. Ltd. - Class H (China)[1]	1,256,000	1,266,042
Lindsay Corp.	17,930	1,188,221
Pall Corp.	41,640	2,482,993
Pentair, Inc.	58,840	2,801,372
Trinity Industries, Inc.	51,540	1,698,243
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	39,880	816,636
Westport Innovations, Inc. - ADR (Canada)*	62,850	2,571,822
Xylem, Inc.	40,360	1,119,990

		17,593,916

Professional Services - 1.9%
Campbell Brothers Ltd. (Australia)[1]	21,500	1,503,153

Road & Rail - 1.8%
All America Latina Logistica S.A. (Brazil)	278,660	1,390,667

Transportation Infrastructure - 3.3%
Groupe Eurotunnel S.A. (France)[1]	298,080	2,590,331

Total Industrials		30,037,173

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 3.1%
Maxwell Technologies, Inc.*	132,790	2,434,041

Investment Portfolio - March 31, 2012

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials - 19.4%
Chemicals - 16.0%
Chr. Hansen Holding A/S (Denmark)[1]	50,800	$1,318,523
Johnson Matthey plc (United Kingdom)[1]	74,900	2,825,120
Monsanto Co.	49,320	3,933,763
Syngenta AG (Switzerland)[1]	9,530	3,283,868
Umicore S.A. (Belgium)[1]	22,310	1,229,664

		12,590,938

Metals & Mining - 3.4%
Alumina Ltd. (Australia)[1]	623,780	800,929
Lynas Corp. Ltd. (Australia)*[1]	605,450	691,449
Schnitzer Steel Industries, Inc. - Class A	29,940	1,194,456

		2,686,834

Total Materials		15,277,772

TOTAL COMMON STOCKS (Identified Cost $67,360,003)		75,662,494

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.12%, (Identified Cost $3,265,814)	3,265,814	3,265,814

TOTAL INVESTMENTS - 100.1% (Identified Cost $70,625,817)		78,928,308
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(84,253)

NET ASSETS - 100%		$78,844,055

ADR - American Depository Receipt

*Non-income producing security

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Rate shown is the current yield as of March 31, 2012.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$70,798,036
Unrealized appreciation	10,096,242
Unrealized depreciation	(1,965,970)

Net unrealized appreciation	$8,130,272

Investment Portfolio - March 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$813,945	$813,945	$—	$—
Consumer Staples	4,919,376	4,919,376	—	—
Energy	9,438,218	9,438,218	—	—
Financials	10,655,631	9,828,488	827,143	—
Health Care	2,086,338	2,086,338	—	—
Industrials	30,037,173	21,791,256	8,245,917	—
Information Technology	2,434,041	2,434,041	—	—
Materials	15,277,772	5,128,219	10,149,553	—
Mutual funds	3,265,814	3,265,814	—	—

Total assets	$78,928,308	$59,705,695	$19,222,613	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 86.6%
Consumer Discretionary - 11.6%
Auto Components - 4.0%
Halla Climate Control Corp. (South Korea)[1]	97,000	$1,895,313
Mando Corp. (South Korea)[1]	11,600	1,709,345

		3,604,658

Automobiles - 2.3%
Hyundai Motor Co. (South Korea)[1]	10,000	2,064,982

Diversified Consumer Services - 2.1%
Anhanguera Educacional Participacoes S.A. (Brazil)	156,730	1,853,680

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[1]	13,400	982,273

Specialty Retail - 2.1%
Belle International Holdings Ltd. (Hong Kong)[1]	1,036,000	1,864,494

Total Consumer Discretionary		10,370,087

Consumer Staples - 10.8%
Beverages - 4.5%
Cia Cervecerias Unidas S.A. - ADR (Chile)	33,200	2,612,508
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	34,900	1,442,068

		4,054,576

Food & Staples Retailing - 3.0%
President Chain Store Corp. (Taiwan)[1]	219,000	1,221,686
Raia Drogasil S.A. (Brazil)	150,000	1,440,467

		2,662,153

Food Products - 1.4%
M Dias Branco S.A. (Brazil)	46,000	1,206,037

Personal Products - 1.9%
Natura Cosmeticos S.A. (Brazil)	79,000	1,707,278

Total Consumer Staples		9,630,044

Energy - 5.9%
Energy Equipment & Services - 1.0%
Eurasia Drilling Co. Ltd. - GDR (Cayman Islands)[1]	33,200	916,953

Oil, Gas & Consumable Fuels - 4.9%
Pacific Rubiales Energy Corp. (Canada)	95,000	2,775,377
Petroleo Brasileiro S.A. - ADR (Brazil)	62,100	1,587,276

		4,362,653

Total Energy		5,279,606

Financials - 9.8%
Capital Markets - 0.4%
OSK Holdings Berhad (Malaysia)[1]	695,000	386,354

Investment Portfolio - March 31, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks - 3.9%
Hong Leong Financial Group Berhad (Malaysia)[1]	427,000	$1,713,314
ICICI Bank Ltd. - ADR (India)	50,000	1,743,500

		3,456,814

Diversified Financial Services - 3.2%
JSE Ltd. (South Africa)[1]	271,000	2,810,027

Insurance - 0.5%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	41,000	439,996

Real Estate Management & Development - 1.8%
BR Malls Participacoes S.A. (Brazil)	71,000	917,911
General Shopping Brasil S.A. (Brazil)*	111,000	716,914

		1,634,825

Total Financials		8,728,016

Health Care - 14.4%
Health Care Equipment & Supplies - 1.6%
Mindray Medical International Ltd. - ADR (China)	44,500	1,467,165

Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd. (India)[1]	20,000	250,780

Life Sciences Tools & Services - 1.5%
WuXi PharmaTech (Cayman), Inc. - ADR (China)*	93,500	1,346,400

Pharmaceuticals - 11.0%
Dr. Reddy’s Laboratories Ltd. - ADR (India)	40,000	1,382,400
Glenmark Pharmaceuticals Ltd. (India)*[1]	210,023	1,274,888
Hikma Pharmaceuticals plc (United Kingdom)[1]	157,000	1,705,096
Lupin Ltd. (India)*[1]	133,300	1,385,298
Ranbaxy Laboratories Ltd. (India)[1]	146,450	1,347,545
Strides Arcolab Ltd. (India)[1]	118,460	1,364,824
Sun Pharmaceutical Industries Ltd. (India)*[1]	123,000	1,376,288

		9,836,339

Total Health Care		12,900,684

Industrials - 14.4%
Airlines - 2.3%
Copa Holdings S.A. - ADR - Class A (Panama)	26,400	2,090,880

Electrical Equipment - 1.6%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,415,366

Machinery - 5.3%
Hiwin Technologies Corp. (Taiwan)[1]	169,000	1,911,244
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	138,180	2,829,557

		4,740,801

Investment Portfolio - March 31, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Marine - 0.8%
Sinotrans Shipping Ltd. (Hong Kong)[1]	3,120,000	$746,577

Professional Services - 0.5%
Qualicorp S.A. (Brazil)*	46,000	395,125

Road & Rail - 2.2%
All America Latina Logistica S.A. (Brazil)	387,000	1,931,343

Transportation Infrastructure - 1.7%
Malaysia Airports Holdings Berhad (Malaysia)[1]	800,000	1,529,247

Total Industrials		12,849,339

Information Technology - 13.4%
Internet Software & Services - 6.9%
Mail.ru Group Ltd. - GDR (Russia)*[1]	25,400	1,000,826
NHN Corp. (South Korea)[1]	9,800	2,249,289
Tencent Holdings Ltd. (China)[1]	29,200	815,103
Yandex N.V. - Class A - ADR (Netherlands)*	32,500	873,275
Youku, Inc. - ADR (China)*	56,800	1,249,032

		6,187,525

IT Services - 3.0%
Cielo S.A. (Brazil)	79,000	2,666,296

Semiconductors & Semiconductor Equipment - 3.5%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,534,155
Trina Solar Ltd. - ADR (Cayman Islands)*	115,000	819,950
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	220,000	796,400

		3,150,505

Total Information Technology		12,004,326

Materials - 4.0%
Chemicals - 1.0%
Yingde Gases (Hong Kong)[1]	750,000	850,872

Construction Materials - 3.0%
Asia Cement Corp. (Taiwan)[1]	1,136,000	1,387,416
Taiwan Cement Corp. (Taiwan)[1]	1,114,000	1,310,810

		2,698,226

Total Materials		3,549,098

Telecommunication Services - 2.3%
Wireless Telecommunication Services - 2.3%
DiGi.com Berhad (Malaysia)[1]	690,000	914,742

Investment Portfolio - March 31, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. (South Korea)[1]	9,000	$1,112,561

Total Telecommunication Services		2,027,303

TOTAL COMMON STOCKS
(Identified Cost $68,305,665)		77,338,503

MUTUAL FUNDS - 5.5%
iShares S&P India Nifty 50 Index Fund	104,000	2,467,920
PowerShares India Portfolio	128,000	2,411,520

TOTAL MUTUAL FUNDS (Identified Cost $4,613,804)		4,879,440

SHORT-TERM INVESTMENTS - 7.7%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.12%, (Identified Cost $6,918,448)	6,918,448	6,918,448

TOTAL INVESTMENTS - 99.8%
(Identified Cost $79,837,917)		89,136,391
OTHER ASSETS, LESS LIABILITIES - 0.2%		167,707

NET ASSETS - 100%		$89,304,098

ADR - American Depository Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil 18.3%, South Korea 12.9%; India 11.3%.

Federal Tax Information:

On March 31, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$79,837,917
Unrealized appreciation	9,736,608
Unrealized depreciation	(438,134)

Net unrealized appreciation	$9,298,474

Investment Portfolio - March 31, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$10,370,087	$1,853,680	$8,516,407	$—
Consumer Staples	9,630,044	8,408,358	1,221,686	—
Energy	5,279,606	4,362,653	916,953	—
Financials	8,728,016	3,818,321	4,909,695	—
Health Care	12,900,684	4,195,965	8,704,719	—
Industrials	12,849,339	4,417,348	8,431,991	—
Information Technology	12,004,326	6,404,953	5,599,373	—
Materials	3,549,098	—	3,549,098	—
Telecommunication Services	2,027,303	—	2,027,303	—
Mutual funds	11,797,888	11,797,888	—	—

Total assets	$89,136,391	$45,259,166	$43,877,225	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or March 31, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 5/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: 5/14/12

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: 5/14/12